      As filed with the Securities and Exchange Commission on March 5, 2004

                                               File Nos. 333-92935 and 811-09729

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]
                       Post-Effective Amendment No. 30                 [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                              Amendment No. 30                         [X]

                        (Check appropriate box or boxes)

                                iShares(R) Trust
                                ----------------

               (Exact Name of Registrant as Specified in Charter)

                       c/o Investors Bank & Trust Company
                              200 Clarendon Street
                                Boston, MA 02116
                                ----------------

                (Address of Principal Executive Office)(Zip Code)

       Registrant's Telephone Number, including Area Code: (415) 597-2000

                          The Corporation Trust Company
                               1209 Orange Street
                              Wilmington, DE 19801
                     (Name and Address of Agent for Service)

                                 With Copies to:

          W. JOHN MCGUIRE, ESQ.               RICHARD MORRIS, ESQ.
          MORGAN, LEWIS & BOCKIUS LLP         BARCLAYS GLOBAL INVESTORS N.A.
          1111 PENNSYLVANIA AVE., NW          45 FREMONT STREET
          WASHINGTON, DC 20004                SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

[_] Immediately upon filing pursuant to     [_] On (date) pursuant to
       paragraph (b)                              paragraph (b)
[_] 60 days after filing pursuant to        [_] On (date) pursuant to paragraph
       paragraph (a)(1)                           (a)(1)
[X] 75 days after filing pursuant to        [_] On (date) pursuant to paragraph
       paragraph (a)(2)                           (a)(2) of Rule 485

If appropriate, check the following box:

[_] The post-effective amendment designates a new effective date for a previously filed post-effective amendment iShares(R)

iShares Trust

The iShares Trust consists of over 50 separate investment portfolios called "Funds." Each Fund described in this Prospectus seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular equity market index compiled by Morningstar, Inc. (the "Index Provider"). This Prospectus relates to the following Funds:

     iShares Morningstar Large Core Index Fund iShares Morningstar Large Growth Index Fund iShares Morningstar Large Value Index Fund iShares Morningstar Mid Core Index Fund iShares Morningstar Mid Growth Index Fund iShares Morningstar Mid Value Index Fund iShares Morningstar Small Core Index Fund iShares Morningstar Small Growth Index Fund iShares Morningstar Small Value Index Fund

Barclays Global Fund Advisors ("BGFA") is the investment advisor to each Fund.

iShares Trust (the "Trust") is a registered investment company. The shares of the Trust, called "iShares(R)," are listed and traded at market prices on national securities exchanges, such as the American Stock Exchange and the New York Stock Exchange. Market prices for a Fund's iShares may be different from its net asset value per share ("NAV"). Each Fund has its own CUSIP number and exchange trading symbol.

Each Fund issues and redeems iShares at NAV only in blocks of [50,000] iShares or multiples thereof ("Creation Units"). These transactions are usually in exchange for a basket of securities and an amount of cash. As a practical matter, only institutions or large investors purchase or redeem Creation Units.

Except when aggregated in Creation Units, iShares are not redeemable securities.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                        Prospectus dated [        , 2004]
                                          --------

********************************************************************************

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell or the solicitation of an offer to buy these securities in any State in which the offer, solicitation or sale would be unlawful.

********************************************************************************

     Table of Contents

Details on Investing
   in iShares             Overview                                             1

                          Introduction                                         1

                          Investment Objective                                 1

                          Principal Investment Strategies                      1

                          Replication                                          2

                          Representative Sampling                              2

                          Correlation                                          2

                          Industry Concentration Policy                        2

Details on the Risks of
   Investing in iShares   Principal Risk Factors Common to All Funds           3

                          Market Risk                                          3

                          Asset Class Risk                                     3

                          Passive Investments                                  3

                          Concentration                                        3

                          Derivatives                                          3

                          Tracking Error Risk                                  3

                          Market Trading Risks                                 4

                          Lack of Governmental Insurance or Guarantee          4

Details on Each
   iShares Fund           Description of iShares Morningstar Index Funds       5

                          iShares Morningstar Large Core Index Fund            6

                          iShares Morningstar Large Growth Index Fund          8

                          iShares Morningstar Large Value Index Fund          10

                          iShares Morningstar Mid Core Index Fund             12

                          iShares Morningstar Mid Growth Index Fund           14

                          iShares Morningstar Mid Value Index Fund            16

                          iShares Morningstar Small Core Index Fund           18

                          iShares Morningstar Small Growth Index Fund         20

                          iShares Morningstar Small Value Index Fund          22

--------------------------------------------------------------------------------

                                                                          page i

Details on Management
   and Operations         Management                                          24

                          Investment Advisor                                  24

                          Administrator, Custodian and Transfer Agent         24

Details on Buying and
   Selling iShares        Shareholder Information                             25

                          Buying and Selling iShares                          25

                          Book Entry                                          25

                          iShare Prices                                       25

                          Determination of Net Asset Value                    26

                          Dividends and Distributions                         26

                          Taxes                                               26

                          Taxes on Distributions                              26

                          Taxes when iShares are Sold                         26

                          Creations and Redemptions                           27

                          iShares Transaction Fees                            28

                          Distribution                                        28

                          Financial Highlights                                28

                          Index Provider                                      29

                          Disclaimers                                         29

--------------------------------------------------------------------------------

page ii                                                               i | Shares

Overview

Introduction

This Prospectus provides the information you need to make an informed decision about investing in iShares. It contains important facts about the Trust as a whole and each Fund in particular.

An index is a group of securities that an Index Provider selects as representative of a market, market segment or specific industry sector. The Index Provider determines the relative weightings of the securities in the index and publishes information regarding the market value of the index.

Each Fund is an "index fund" that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index (its "Underlying Index") developed by the following Index
Provider:

     Morningstar, Inc. ("Morningstar") is a global investment research firm, offering an extensive line of print, software, and Internet-based products and services for individuals, financial advisors and institutions. The company is a widely-used source for investment information, data, and analysis of, mutual funds, exchange-traded funds, and other securities. Morningstar calculates and maintains various domestic equity indexes.

BGFA, the investment advisor to each Fund, is a subsidiary of Barclays Global Investors, N.A. ("BGI"). BGFA and its affiliates are not affiliated with the Index Provider.

The Principal Investment Strategies and the Principal Risk Factors Common to All Funds sections discuss the principal strategies and risks applicable to the Funds, while the Description of iShares Funds sections provide important information about each Fund, including a brief description of its Underlying Index and principal risks specific to that Fund.

Investment Objective

Each Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of its Underlying Index. The investment objective of each Fund may be changed without shareholder approval.

Principal Investment Strategies

BGFA uses a "passive" or indexing approach to try to achieve each Fund's investment objective. Unlike many investment companies, the Funds do not try to "beat" the markets they track and do not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate some of the risks of active management, such as poor security selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

Each Fund will invest at least 90% of its assets in the securities of its Underlying Index. A Fund may invest the remainder of its assets in securities not included in its Underlying Index, but which BGFA believes will help the Fund track its Underlying Index. For example, a Fund may invest in securities not included in its Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in its Underlying Index (such as reconstitutions, additions and deletions). A Fund also may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

BGFA uses two basic indexing strategies -- Replication and Representative Sampling -- as described below. The Description of iShares Funds sections describe the strategy of each Fund.

--------------------------------------------------------------------------------

iShares Overview                                                          page 1

Replication

"Replication" is investing in substantially all of the securities in the relevant Underlying Index in approximately the same proportions as in the Underlying Index.

Representative Sampling

"Representative Sampling" is investing in a representative sample of securities in the Underlying Index, which have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Correlation

An index is a theoretical financial calculation, while a Fund is an actual investment portfolio. The performance of a Fund and its Underlying Index will vary somewhat due to transaction costs, market impact, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between each Fund's performance and that of its Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. Any correlation of less than 100% is called "tracking error." A Fund using Representative Sampling can be expected to have a greater tracking error than a Fund using Replication.

Industry Concentration Policy

A Fund will not concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries, except that a Fund will concentrate its investments to approximately the same extent that its Underlying Index is so concentrated. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

--------------------------------------------------------------------------------

page 2                                                                i | Shares

Principal Risk Factors Common to all Funds

Each Fund is subject to the principal risks described below. Additional principal risks associated with a Fund are discussed under the description of that Fund in the Description of iShares Funds section. Some or all of these risks may adversely affect a Fund's NAV, trading price, yield, total return and/or its ability to meet its objectives.

Market Risk

Each Fund's NAV will react to securities markets movements. You could lose money over short periods due to fluctuation in a Fund's NAV in response to market movements, and over longer periods during market downturns.

Asset Class Risk

The returns from the types of securities in which a Fund invests may underperform returns from the various general securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

Passive Investments

The Funds are not actively managed. Each Fund may be affected by a general decline in the U.S. market segments relating to its Underlying Index. Each Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merit. BGFA does not attempt to take defensive positions in declining markets.

Concentration

If the Underlying Index of a Fund concentrates in a particular industry, group of industries or sector, that Fund may be adversely affected by the performance of those securities and be subject to price volatility. In addition, a Fund that concentrates in a single industry or group of industries may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry or group of industries.

Derivatives

A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Each Fund may invest in stock index future contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus a Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.

Tracking Error Risk

Factors such as the fees and expenses of a Fund, imperfect correlation between a Fund's securities and those in its Underlying Index, rounding of prices, changes to the Underlying Investments and regulatory policies may affect a Fund's ability to achieve close correlation with its Underlying Index. A Fund's returns may therefore deviate from those of its Underlying Index.

--------------------------------------------------------------------------------

iShares Overview                                                          page 3

Market Trading Risks

Absence of Prior Active Market

     Although the iShares described in this Prospectus are listed for trading on national securities exchanges, there can be no assurance that an active trading market for iShares will develop or be maintained.

Lack of Market Liquidity

     Secondary market trading in iShares may be halted by a national securities exchange because of market conditions or for other reasons. In addition, trading in iShares is subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules. There can be no assurance that the requirements necessary to maintain the listing of the iShares of any Fund will continue to be met or will remain unchanged.

iShares May Trade at Prices Other Than NAV

     iShares may trade at, above or below their NAV. The NAV of iShares will fluctuate with changes in the market value of a Fund's holdings. The trading prices of a Fund's iShares will fluctuate in accordance with changes in its NAV as well as market supply and demand. However, given that iShares can be created and redeemed only in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of a Fund's iShares should not be sustained.

Lack of Governmental Insurance or Guarantee

An investment in a Fund is not a bank deposit nor is it insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

--------------------------------------------------------------------------------

page 4                                                                i | Shares

Description of iShares Morningstar Index Funds

..    iShares Morningstar Large Core Index Fund

..    iShares Morningstar Large Growth Index Fund

..    iShares Morningstar Large Value Index Fund

..    iShares Morningstar Mid Core Index Fund

..    iShares Morningstar Mid Growth Index Fund

..    iShares Morningstar Mid Value Index Fund

..    iShares Morningstar Small Core Index Fund

..    iShares Morningstar Small Growth Index Fund

..    iShares Morningstar Small Value Index Fund

"Morningstar(R)", "Morningstar Style Box(TM)", "Morningstar Large Cap(SM) Index", "Morningstar Mid Cap(SM) Index", "Morningstar Small Cap(SM) Index", "Morningstar Large Value(SM) Index", "Morningstar Large Core(SM) Index", "Morningstar Large Growth(SM) Index", "Morningstar Mid Value(SM) Index", "Morningstar Mid Core(SM) Index", "Morningstar Mid Growth(SM) Index", "Morningstar Small Value(SM) Index", "Morningstar Small Core(SM) Index" "Morningstar Small Growth(SM) Index" are trade marks of Morningstar, Inc. and have been licensed for use for certain purposes by BGI. The Funds, which are based on Morningstar Indexes, are not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representations regarding the advisability of investing in iShares.

--------------------------------------------------------------------------------

iShares Morningstar Funds                                                 page 5
iShares Morningstar Large Core Index Fund

Cusip:
Trading Symbol:
Underlying Index: Morningstar Large Core Index

Investment Objective

The iShares Morningstar Large Core Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Core Index (the "Index").

Principal Investment Strategy

The Index measures the performance of those companies in the large-capitalization sector of the U.S. equity market that Morningstar determines to have relatively low prices per share given anticipated earnings, book value, cash flow, sales and dividends. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or Nasdaq. The Index defines the "large-capitalization sector" as those stocks that form the largest 70% of the market capitalization of the stocks eligible to be included in the Index. The Index components are selected using a rules-based methodology. Stocks in the index are weighted according to the total number of shares that are publicly owned and available for trading. Generally, stocks with a higher number of publicly traded shares generally have a higher weighting within the Index). The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

..    The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has not commenced operation and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

--------------------------------------------------------------------------------

page 6                                                                i | Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
   (fees paid directly from your investment, but see the Creation
   Transaction Fees and Redemption Transaction Fees discussion below)       None

Annual Fund Operating Expenses

   (expenses that are deducted from the Fund's assets)**

   Management Fees                                                         0.20%

   Distribution and Service (12b-1) Fees                                    None

   Other Expenses***                                                        None
--------------------------------------------------------------------------------

Total Annual Fund Operating Expenses                                       0.20%
--------------------------------------------------------------------------------

* You will incur customary brokerage commissions when buying or selling shares of the Fund.

**   Expressed as a percentage of average net assets.

*** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------

                                  $20      $64

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of [50,000] shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[ ] is charged to each purchaser of Creation Units. The fee is a single charge
  --
and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as was $[ ].
                                                                            --
An investor who holds Creation Units and wishes to redeem them at NAV would also pay a standard redemption fee of $[ ] on the date of such redemption(s),
                                   --
regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[ ] and a 5%
                                                                   --
return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one
                                 --
year, and $[  ] if the Creation Unit is redeemed after three years.
            --

----------
* See the iShares Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Morningstar Funds                                                 page 7
iShares Morningstar Large Growth Index Fund

Cusip:
Trading Symbol:
Underlying Index: Morningstar Large Growth Index

Investment Objective

The iShares Morningstar Large Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of those companies in the large-capitalization sector of the U.S. equity market that Morningstar determines to have "growth" characteristics. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or Nasdaq. The Index defines the "large-capitalization sector" as those stocks that form the largest 70% of the market capitalization of the stocks eligible to be included in the Index. The Index components are selected using a rules-based methodology. Generally, stocks with a higher number of publicly traded shares have a higher weighting within the Index. A stock's "growth characteristic" is determined by assigning a score based on growth factors such as long-term projected earnings growth, historical earnings growth, sales growth, cash flow growth and book value growth. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

..    Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.

..    The stocks in the Index may under perform fixed income investments and stock market investments that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has not commenced operation and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

--------------------------------------------------------------------------------

page 8                                                                i | Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
   (fees paid directly from your investment, but see the Creation
   Transaction Fees and Redemption Transaction Fees discussion below)       None

Annual Fund Operating Expenses

   (expenses that are deducted from the Fund's assets)**

   Management Fees                                                         0.25%

   Distribution and Service (12b-1) Fees                                    None

   Other Expenses***                                                        None
--------------------------------------------------------------------------------

Total Annual Fund Operating Expenses                                       0.25%
--------------------------------------------------------------------------------

* You will incur customary brokerage commissions when buying or selling shares of the Fund.

**   Expressed as a percentage of average net assets.

*** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------

                                  $26      $80

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of [50,000] shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[ ] is charged to each purchaser of Creation Units. The fee is a single charge
  --
and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of was $
[  ]. An investor who holds Creation Units and wishes to redeem at NAV would
 --
also pay a standard redemption fee of $[  ] on the date of such redemption(s),
                                        --
regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[ ] and a 5%
                                                                   --
return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one
                                 --
year, and $[  ] if the Creation Unit is redeemed after three years.
            --

----------
* See the iShares Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Morningstar Funds                                                 page 9
iShares Morningstar Large Value Index Fund

Cusip:
Trading Symbol:
Underlying Index: Morningstar Large Value Index

Investment Objective

The iShares Morningstar Large Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Large Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of those companies in the large-capitalization sector of the U.S. equity market that Morningstar determines to have "value" characteristics. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or Nasdaq. The Index defines the "large-capitalization sector" as those stocks that form the largest 70% of the market capitalization of the stocks eligible to be included in the Index. The Index components are selected using a rules-based methodology. Generally, stocks with a higher number of publicly traded shares have a higher weighting within the Index. A stock's "value characteristic" is determined by assigning a score based on value factors such as price to projected earnings, price to book, price to sales, price to cash flow and dividend yield. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

..    Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.

..    The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has not commenced operation and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

--------------------------------------------------------------------------------

page 10                                                               i | Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
   (fees paid directly from your investment, but see the Creation
   Transaction Fees and Redemption Transaction Fees discussion below)       None

Annual Fund Operating Expenses

   (expenses that are deducted from the Fund's assets)**

   Management Fees                                                         0.25%

   Distribution and Service (12b-1) Fees                                    None

   Other Expenses***                                                        None
--------------------------------------------------------------------------------

Total Annual Fund Operating Expenses                                       0.25%
--------------------------------------------------------------------------------

* You will incur customary brokerage commissions when buying or selling shares of the Fund.

**   Expressed as a percentage of average net assets.

*** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------

                                  $26      $80

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of [50,000] shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[ ] is charged to each purchaser of Creation Units. The fee is a single charge
  --
and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of was $
[  ]. An investor who holds Creation Units and wishes to redeem at NAV would
 --
also pay a standard redemption fee of $[  ] on the date of such redemption(s),
                                        --
regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[ ] and a 5%
                                                                   --
return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one
                                 --
year, and $[  ] if the Creation Unit is redeemed after three years.
            --

----------
* See the iShares Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Morningstar Funds                                                page 11
iShares Morningstar Mid Core Index Fund

Cusip:
Trading Symbol:
Underlying Index: Morningstar Mid Core Index

Investment Objective

The iShares Morningstar Mid Core Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Core Index (the "Index").

Principal Investment Strategy

The Index measures the performance of those companies in the mid-capitalization sector of the U.S. equity market that Morningstar has determined have relatively low prices per share given anticipated earnings, book value, cash flow, sales and dividends. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or Nasdaq. The Index defines the "mid-capitalization sector" as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of stocks eligible to be included in the Index. The Index components are selected using a rules-based methodology. Stocks in the index are weighted according to the total number of shares that are publicly owned and available for trading. Generally stocks with a higher number of publicly traded shares generally have a higher weighting within the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

..    Mid-capitalization stocks are more vulnerable than large-capitalization stocks to adverse business or economic developments.
..    Mid-capitalization companies normally have less diverse product lines than large-capitalization companies and thus are more susceptible to adverse developments concerning their products.
..    Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.
..    The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has not commenced operation and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

--------------------------------------------------------------------------------

page 12                                                               i | Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
   (fees paid directly from your investment, but see the Creation
   Transaction Fees and Redemption Transaction Fees discussion below)       None

Annual Fund Operating Expenses

   (expenses that are deducted from the Fund's assets)**

   Management Fees                                                         0.25%

   Distribution and Service (12b-1) Fees                                    None

   Other Expenses***                                                        None
--------------------------------------------------------------------------------

Total Annual Fund Operating Expenses                                       0.25%
--------------------------------------------------------------------------------

* You will incur customary brokerage commissions when buying or selling shares of the Fund.

**   Expressed as a percentage of average net assets.

*** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $26      $80

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of [50,000] shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[ ] is charged to each purchaser of Creation Units. The fee is a single charge
  --
and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of was
$[  ]. An investor who holds Creation Units and wishes to redeem at NAV would
  --
also pay a standard redemption fee of $[  ] on the date of such redemption(s),
                                        --
regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[ ] and a 5%
                                                                   --
return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one
                                 --
year and $[  ] if the Creation Unit is redeemed after three years.
           --

----------
* See the iShares Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Morningstar Funds                                                page 13
iShares Morningstar Mid Growth Index Fund

Cusip:
Trading Symbol:
Underlying Index: Morningstar Mid Growth Index

Investment Objective

The iShares Morningstar Mid Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of those companies in the mid-capitalization sector of the U.S. equity market that Morningstar determines to have "growth" characteristics. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or Nasdaq. The Index defines the "mid-capitalization sector" as those stocks that form 20% of market capitalization between the 70th and 90th percentile of the market capitalization of stocks eligible to be included in the Index. The Index components are selected using a rules-based methodology. Generally, stocks with a higher number of publicly traded shares have a higher weighting within the Index. A stock's "growth characteristic" is determined by assigning a score based on growth factors such as long-term projected earnings growth, historical earnings growth, sales growth, cash flow growth and book value growth. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

..    Mid-capitalization stocks are more vulnerable than large capitalization stocks to adverse business or economic developments.
..    Mid-capitalization companies normally have less diverse product lines than large capitalization companies and thus are more susceptible to adverse developments concerning their products.
..    Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.
..    Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.
..    The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has not commenced operation and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

--------------------------------------------------------------------------------

page 14                                                               i | Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
   (fees paid directly from your investment, but see the Creation
   Transaction Fees and Redemption Transaction Fees discussion below)       None


Annual Fund Operating Expenses

   (expenses that are deducted from the Fund's assets)**

   Management Fees                                                         0.30%

   Distribution and Service (12b-1) Fees                                    None

   Other Expenses***                                                        None
--------------------------------------------------------------------------------

Total Annual Fund Operating Expenses                                       0.30%
--------------------------------------------------------------------------------

* You will incur customary brokerage commissions when buying or selling shares of the Fund.

**   Expressed as a percentage of average net assets.

*** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $31      $97

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of [50,000] shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[ ] is charged to each purchaser of Creation Units. The fee is a single charge
  --
and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of was
$[  ]. An investor who holds Creation Units and wishes to redeem at NAV would
  --
also pay a standard redemption fee of $[  ] on the date of such redemption(s),
                                        --
regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[ ] and a 5%
                                                                   --
return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one
                                 --
year, and $[  ] if the Creation Unit is redeemed after three years.
            --

----------
* See the iShares Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Morningstar Funds                                                page 15
iShares Morningstar Mid Value Index Fund

Cusip:
Trading Symbol:
Underlying Index: Morningstar Mid Value Index

Investment Objective

The iShares Morningstar Mid Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Mid Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of those companies in the mid-capitalization sector of the U.S. equity market that Morningstar determines to have "value" characteristics. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or Nasdaq. The Index defines the "mid-capitalization sector" as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of stocks eligible to be included in the Index. The Index components are selected using a rules-based methodology. Generally, stocks with a higher number of publicly traded shares have a higher weighting within the Index. A stock's "value characteristic" is determined by assigning a score based on value factors such as price to projected earnings, price to book, price to sales, price to cash flow and dividend yield. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

..    Mid-capitalization stocks are more vulnerable than large capitalization stocks to adverse business or economic developments.
..    Mid-capitalization companies normally have less diverse product lines than large capitalization companies and thus are more susceptible to adverse developments concerning their products.
..    Mid-capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.
..    Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.
..    The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has not commenced operation and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

--------------------------------------------------------------------------------

page 16                                                               i | Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
   (fees paid directly from your investment, but see the Creation
   Transaction Fees and Redemption Transaction Fees discussion below)       None

Annual Fund Operating Expenses

   (expenses that are deducted from the Fund's assets)**

   Management Fees                                                         0.30%

   Distribution and Service (12b-1) Fees                                    None

   Other Expenses***                                                        None
--------------------------------------------------------------------------------

Total Annual Fund Operating Expenses                                       0.30%
--------------------------------------------------------------------------------

* You will incur customary brokerage commissions when buying or selling shares of the Fund.

**   Expressed as a percentage of average net assets.

*** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $31      $97

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of [50,000] shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[ ] is charged to each purchaser of Creation Units. The fee is a single charge
  --
and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of was
$[  ]. An investor who holds Creation Units and wishes to redeem at NAV would
  --
also pay a standard redemption fee of $[  ] on the date of such redemption(s),
                                        --
regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[ ] and a 5%
                                                                   --
return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one
                                 --
year, and $[  ] if the Creation Unit is redeemed after three years.
            --

----------
* See the iShares Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Morningstar Funds                                                page 17
iShares Morningstar Small Core Index Fund

Cusip:
Trading Symbol:
Underlying Index: Morningstar Small Core Index

Investment Objective

The iShares Morningstar Small Core Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Core Index (the "Index").

Principal Investment Strategy

The Index measures the performance of those companies in the small-capitalization sector of the U.S. equity market that Morningstar has determined have relatively low prices per share given anticipated earnings, book value, cash flow, sales and dividends. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX, or Nasdaq. The Index defines the "small-capitalization sector" as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of stocks eligible to be included in the Index. The Index components are selected using a rules-based methodology. Stocks in the index are weighted according to the total number of shares that are publicly owned and available for trading. Generally stocks with a higher number of publicly traded shares generally have a higher weighting within the Index. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

..    Small capitalization companies may be less financially secure than larger, more established companies.
..    Small capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.
..    Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.
..    Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.
..    The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has not commenced operation and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

--------------------------------------------------------------------------------

page 18                                                               i | Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
   (fees paid directly from your investment, but see the Creation
   Transaction Fees and Redemption Transaction Fees discussion below)       None

Annual Fund Operating Expenses

   (expenses that are deducted from the Fund's assets)**

   Management Fees                                                         0.25%

   Distribution and Service (12b-1) Fees                                    None

   Other Expenses***                                                        None
--------------------------------------------------------------------------------

Total Annual Fund Operating Expenses                                       0.25%
--------------------------------------------------------------------------------

* You will incur customary brokerage commissions when buying or selling shares of the Fund.

**   Expressed as a percentage of average net assets.

*** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $26      $80

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of [50,000] shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[ ] is charged to each purchaser of Creation Units. The fee is a single charge
  --
and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of was
$[  ]. An investor who holds Creation Units and wishes to redeem at NAV would
  --
also pay a standard redemption fee of $[  ] on the date of such redemption(s),
                                        --
regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[ ] and a 5%
                                                                   --
return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one
                                 --
year, and $[  ] if the Creation Unit is redeemed after three years.
            --

----------
* See the iShares Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Morningstar Funds                                                page 19
iShares Morningstar Small Growth Index Fund

Cusip:
Trading Symbol:
Underlying Index: Morningstar Small Growth Index

Investment Objective

The iShares Morningstar Small Growth Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Growth Index (the "Index").

Principal Investment Strategy

The Index measures the performance of those companies in the small-capitalization sector of the U.S. equity market that Morningstar determines to have "growth" characteristics. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or Nasdaq. The Index defines the "small-capitalization sector" as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of stocks eligible to be included in the Index. The Index components are selected using a rules-based methodology. Generally, stocks with a higher number of publicly traded shares have a higher weighting within the Index. A stock's "growth characteristic" is determined by assigning a score based on growth factors such as long-term projected earnings growth, historical earnings growth, sales growth, cash flow growth and book value growth. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

..    Small capitalization companies may be less financially secure than larger, more established companies.
..    Small capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.
..    Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.
..    Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.
..    Growth stocks may lack the dividend yield that can cushion stock prices in market downturns.
..    The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has not commenced operation and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

--------------------------------------------------------------------------------

page 20                                                               i | Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
   (fees paid directly from your investment, but see the Creation
   Transaction Fees and Redemption Transaction Fees discussion below)       None

Annual Fund Operating Expenses

   (expenses that are deducted from the Fund's assets)**

   Management Fees                                                         0.30%

   Distribution and Service (12b-1) Fees                                    None

   Other Expenses***                                                        None
--------------------------------------------------------------------------------

Total Annual Fund Operating Expenses                                       0.30%
--------------------------------------------------------------------------------

* You will incur customary brokerage commissions when buying or selling shares of the Fund.

**   Expressed as a percentage of average net assets.

*** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $31      $97

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of [50,000] shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[ ] is charged to each purchaser of Creation Units. The fee is a single charge
  --
and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of was
$[  ]. An investor who holds Creation Units and wishes to redeem at NAV would
  --
also pay a standard redemption fee of $[  ] on the date of such redemption(s),
                                        --
regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[ ] and a 5%
                                                                   --
return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one
                                 --
year, and $[  ] if the Creation Unit is redeemed after three years.
            --

----------
* See the iShares Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Morningstar Funds                                                page 21
iShares Morningstar Small Value Index Fund

Cusip:
Trading Symbol:
Underlying Index: Morningstar Small Value Index

Investment Objective

The iShares Morningstar Small Value Index Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Morningstar Small Value Index (the "Index").

Principal Investment Strategy

The Index measures the performance of those companies in the small-capitalization sector of the U.S. equity market that Morningstar determines to have "value" characteristics. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or Nasdaq. The Index defines the "small-capitalization sector" as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of stocks eligible to be included in the Index. The Index components are selected using a rules-based methodology. Generally, stocks with a higher number of publicly traded shares have a higher weighting within the Index. A stock's "value characteristic" is determined by assigning a score based on value factors such as price to projected earnings, price to book, price to sales, price to cash flow and dividend yield. The Fund uses a Representative Sampling strategy to try to track the Index.

The Fund's top portfolio holdings can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares.

Principal Risks Specific to Fund

..    Small capitalization companies may be less financially secure than larger, more established companies.
..    Small capitalization companies may depend on a small number of essential personnel and thus are more vulnerable to personnel losses.
..    Small capitalization companies normally have less diverse product lines than larger capitalization companies and thus are more susceptible to adverse developments concerning their products.
..    Small capitalization stocks may be thinly traded and thus may be difficult for the Fund to buy and sell.
..    Value stocks can continue to be inexpensive for long periods of time and may not ever realize their full value.
..    The stocks in the Index may underperform fixed income investments and stock market investments that track other markets, segments and sectors.

Performance Information

As of the date of this Prospectus, the Fund has not commenced operation and therefore does not report its annual total returns in a bar chart and average annual total returns in a table.

--------------------------------------------------------------------------------

page 22                                                               i | Shares

Fees and Expenses

Most investors will buy and sell shares of the Fund through brokers.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

Shareholder Fees
   (fees paid directly from your investment, but see the Creation
   Transaction Fees and Redemption Transaction Fees discussion below)      None

Annual Fund Operating Expenses

   (expenses that are deducted from the Fund's assets)**

   Management Fees                                                         0.30%

   Distribution and Service (12b-1) Fees                                   None

   Other Expenses***                                                       None
-------------------------------------------------------------------------------

Total Annual Fund Operating Expenses                                       0.30%
-------------------------------------------------------------------------------

* You will incur customary brokerage commissions when buying or selling shares of the Fund.

**   Expressed as a percentage of average net assets.

*** The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Trust, except interest expense and taxes (both expected to be de minimis), any brokerage expenses, future distribution fees or expenses, and extraordinary expenses.

Example

This Example is intended to help you compare the cost of investing in iShares of the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your iShares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                1 Year   3 Years
                                ------   -------
                                  $31      $97

Creation Transaction Fees and Redemption Transaction Fees

The Fund issues and redeems shares at NAV only in blocks of [50,000] shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $[ ] is charged to each purchaser of Creation Units. The fee is a single charge
  --
and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of was
$[  ]. An investor who holds Creation Units and wishes to redeem at NAV would
  --
also pay a standard redemption fee of $[  ] on the date of such redemption(s),
                                        --
regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $[ ] and a 5%
                                                                   --
return each year, and assuming that the Fund's operating expenses remain the same, the total costs would be $[ ] if the Creation Unit is redeemed after one
                                 --
year, and $[  ] if the Creation Unit is redeemed after three years.
            --

----------
* See the iShares Transaction Fees section at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

--------------------------------------------------------------------------------

iShares Morningstar Funds                                                page 23

Management

Investment Advisor

As investment advisor, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for each Fund and manages the investment of its assets. BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA's extensive resources. BGFA also arranges for transfer agency, custody, fund administration and all other non-distribution related services necessary for the Funds to operate.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage expenses and other expenses connected with executions of portfolio transactions, any distribution fees or expenses, and extraordinary expenses.

BGFA will receive fees from each Fund based on a percentage of each Fund's average daily net assets, as shown in the following table.

iShares Index Fund                                                Management Fee
---------------------------------------------------------------   --------------

iShares Morningstar Large Core Index Fund                              0.20%

iShares Morningstar Large Growth Index Fund                            0.25%

iShares Morningstar Large Value Index Fund                             0.25%

iShares Morningstar Mid Core Index Fund                                0.25%

iShares Morningstar Mid Growth Index Fund                              0.30%

iShares Morningstar Mid Value Index Fund                               0.30%

iShares Morningstar Small Core Index Fund                              0.25%

iShares Morningstar Small Growth Index Fund                            0.30%

iShares Morningstar Small Value Index Fund                             0.30%

----------
BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates, is the world's largest investment advisor of institutional investment assets. As of November 30, 2003, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $1 trillion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may also invest.

Administrator, Custodian and Transfer Agent

Investors Bank & Trust Company ("Investors Bank") is the administrator, custodian and transfer agent for each Fund.

--------------------------------------------------------------------------------

page 24                                                               i | Shares

Shareholder Information

Additional shareholder information, including how to buy and sell iShares of any Fund, is available free of charge by calling toll-free: 1-800-iShares or visiting our website www.iShares.com.

Buying and Selling iShares

iShares trade on national securities exchanges and elsewhere during the trading day and can be bought and sold throughout the trading day like other shares of publicly traded securities. There is no minimum investment. When buying or selling iShares through a broker, you will incur customary brokerage commissions and charges.

iShares may be acquired or redeemed directly from a Fund only in Creation Units or multiples thereof, as discussed in the Creations and Redemptions section.

iShares trade under the trading symbols listed for each Fund in the Description of iShares Funds section.

The iShares Funds included in this Prospectus are listed on the [listing exchange]. Each national securities exchange on which iShares are listed is generally open Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Section 12(d)(1) of the Investment Company Act of 1940 restricts investments by registered investment companies in the securities of other investment companies, including iShares. Registered investment companies are permitted to invest in the Funds beyond the limits set forth in section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the iShares Funds, including that such investment companies enter into an agreement with the Funds.

Book Entry

iShares are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee, is the record owner of all outstanding iShares of each Fund and is recognized as the owner of all iShares for all purposes.

Investors owning iShares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all iShares. Participants include DTC, securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of iShares, you are not entitled to receive physical delivery of stock certificates or to have iShares registered in your name, and you are not considered a registered owner of iShares. Therefore, to exercise any right as an owner of iShares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any securities that you hold in book entry or "street name" form.

iShare Prices

The trading prices of iShares in the secondary market may differ in varying degrees from their daily NAVs and can be affected by market forces such as supply and demand, economic conditions and other factors.

The approximate value of iShares of each Fund is disseminated every fifteen seconds throughout the trading day by the national securities exchange on which the Fund is listed or by other information providers, such as Bloomberg. This approximate value should not be viewed as a "real-time" update of the NAV, because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

--------------------------------------------------------------------------------

iShares Shareholder Information                                          page 25

Determination of Net Asset Value

Investors Bank calculates each Fund's NAV in accordance with the standard formula for valuing mutual fund shares as of the close of regular trading (normally 4:00 p.m. Eastern time) every day that the national securities exchange on which the Fund is listed is open for trading. The formula calls for deducting all of a Fund's liabilities from the total value of its assets and dividing the result by the number of shares outstanding. Investors Bank values the securities at their current market prices. If such prices are not readily available, Investors Bank uses estimates of the securities' fair value in accordance with guidelines approved by the Trust's Board of Trustees.

Dividends and Distributions

Each Fund pays out dividends to investors at least annually. All the Funds distribute their net capital gains, if any, to investors annually.

Taxes

As with any investment, you should consider how your investment in iShares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in iShares.

Unless your investment in iShares is made through a tax-exempt entity or tax-deferred retirement account, such as an IRA plan, you need to be aware of the possible tax consequences when:

..    A Fund makes distributions, and

..    You sell iShares.

Taxes on Distributions

Distributions paid out of a Fund's net investment income (other than qualified dividend income), including distributions out of the Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund's iShares. Distributions by a Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates. In order for a distribution by a Fund to be treated as qualified dividend income, the Fund must meet holding period and other requirements with respect to its dividend paying stocks and you must meet holding period requirements and other requirements with respect to the Fund's iShares. In general, your distributions are subject to federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, each Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

Taxes when iShares are Sold

Currently, any capital gain or loss realized upon a sale of iShares is generally treated as long-term gain or loss if iShares have been held for more than one year. Any capital gain or loss realized upon a sale of iShares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of iShares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such iShares.

--------------------------------------------------------------------------------

page 26                                                               i | Shares

The foregoing discussion summarizes some of the consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. You may also be subject to state and local taxation on Fund distributions and sales of iShares. Consult your personal tax adviser about the potential tax consequences of an investment in iShares under all applicable tax laws.

Creations and Redemptions

The iShares that trade in the secondary market are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units, each of which consists of [50,000] iShares or multiples thereof. Each "creator" enters into an authorized participant agreement with SEI Investments Distribution Co. ("SEI"), the Funds' distributor, and deposits into the applicable Fund a portfolio of securities closely approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units.

Similarly, iShares can only be redeemed in a specified number of Creation Units, each of which consists of [50,000] iShares or multiples thereof, principally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. Except when aggregated in Creation Units, iShares are not redeemable. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant, and in each case, must have executed an agreement with SEI with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the Statement of Additional Information.

Because new iShares may be created and issued on an ongoing basis, at any point during the life of a Fund a "distribution," as such term is used in the Securities Act of 1933 (the "Securities Act"), may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the Securities Act. Nonetheless, any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters," but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with iShares that are part of an "unsold allotment" within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on an exchange.

--------------------------------------------------------------------------------

iShares Shareholder Information                                          page 27
iShares Transaction Fees

Each Fund will impose a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares. Purchasers and redeemers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fees for creations and redemptions in kind for each Fund are discussed below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge and will be the amount indicated below regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units, and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee will be the amount indicated regardless of the number of Creation Units redeemed that day. The standard creation and redemption transaction fees for creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) will also be subject to an additional variable charge of up to a maximum of four times the amount shown below under "Maximum Creation/Redemption Transaction Fee." In addition, purchasers of iShares in Creation Units are responsible for payment of the costs of transferring securities to the Fund. Redeemers of iShares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay
fees for such services. The following table also shows, as of           , the
                                                              ----------
approximate value of one Creation Unit per Fund, including the creation transaction fee.


                                               Approximate      Standard      Maximum
                                                Value of a     Creation/     Creation/
                                              Creation Unit    Redemption    Redemption
                                               as of          Transaction   Transaction
Name of Fund                                         ------       Fee           Fee
-------------------------------------------   -------------   -----------   -----------
iShares Morningstar Large Core Index Fund           $              $             $

iShares Morningstar Large Growth Index Fund         $              $             $

iShares Morningstar Large Value Index Fund          $              $             $

iShares Morningstar Mid Core Index Fund             $              $             $

iShares Morningstar Mid Growth Index Fund           $              $             $

iShares Morningstar Mid Value Index Fund            $              $             $

iShares Morningstar Small Core Index Fund           $              $             $

iShares Morningstar Small Growth Index Fund         $              $             $

iShares Morningstar Small Value Index Fund          $              $             $

----------

Distribution

SEI Investments Distribution Co. (the "Distributor") serves as the distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in iShares. The Distributor's address is 1 Freedom Valley Drive, Oaks, PA 19456.

The Distributor has no role in determining the policies of any Fund or the securities that are purchased or sold by any Fund.

Financial Highlights

Financial highlights for the Funds are not presented because, as of the date of this Prospectus, the Funds had no financial information to report.

--------------------------------------------------------------------------------

page 28                                                               i | Shares

Index Provider

Morningstar, Inc. is a global investment research firm, offering an extensive line of print, software, and Internet-based products and services for individuals, financial advisors and institutions. The company is a widely-used source for investment information, data, and analysis of mutual funds, exchange-traded funds, and other securities. Morningstar, Inc. is the Index Provider for the Morningstar Large Core Index, Morningstar Large Growth Index, Morningstar Large Value Index, Morningstar Mid Core Index, Morningstar Mid Growth Index, Morningstar Mid Value Index, Morningstar Small Core Index, Morningstar Small Growth Index and the Morningstar Large Value Index. The Index Provider is not affiliated with iShares Trust, BGI, BGFA, Investors Bank, the Distributor, or the [listing exchange].

BGI has entered into a license agreement with the Index Provider to use the Underlying Indices. BGI is sub-licensing rights in the Underlying Indices to iShares Trust at no charge.

Disclaimers

The iShares Trust is not sponsored, endorsed, sold or promoted by Morningstar, Inc. ("Morningstar"). Morningstar makes no representation or warranty, express or implied, to the owners of the iShares or any member of the public regarding the advisability of investing in securities generally or in the Trust in particular or the ability of the iShares to track general stock market performance. Morningstar's only relationship to the Trust, BGI and BGFA is the licensing of certain service marks and service names of Morningstar and of the Morningstar Indices, which are determined, composed and calculated by Morningstar without regard to the Trust, BGI or BGFA. Morningstar has no obligation to take the needs of BGFA, BGI or the owners of iShares into consideration in determining, composing or calculating the Morningstar Indices. Morningstar is not responsible for and has not participated in the determination of the prices and amounts of the iShares or the timing of the issuance or sale of the iShares or in the determination or calculation of the equation by which the Morningstar Indices is converted into cash. Morningstar has no obligation or liability in connection with the administration, marketing or trading of the iShares. Morningstar does not guarantee the accuracy and/or the completeness of the Morningstar Indices or any data included therein and Morningstar shall have not liability for any errors, omissions, or interruptions therein. Morningstar makes no warranty, express or implied, as to results to be obtained by BGI and BGFA, owners or users of iShares, or any other person or entity from the use of the Morningstar Indices or any data included therein. Morningstar makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Morningstar Indices or any data included therein. Without limiting any of the foregoing, in no event shall Morningstar have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

iShares are not sponsored, endorsed or promoted by the [listing exchange]. The [listing exchange] makes no representation or warranty, express or implied, to the owners of the iShares of any Fund or any member of the public regarding the ability of a Fund to track the total return performance of any Underlying Index or the ability of any Underlying Index identified herein to track stock market performance. The Underlying Indices identified herein are determined, composed and calculated by Morningstar without regard to any Fund. The [listing exchange] is not responsible for, nor has it participated in, the determination of the compilation or the calculation of any Underlying Index, nor in the determination of the timing of, prices of, or quantities of the iShares of any Fund to be issued, nor in the determination or calculation of the equation by which the iShares are redeemable. The [listing exchange] has no obligation or liability to owners of the iShares of any Fund in connection with the administration, marketing or trading of the iShares of the Fund.

The [listing exchange] does not guarantee the accuracy and/or the completeness of any Underlying Index or any data included therein. The [listing exchange] makes no warranty, express or implied, as to results to be obtained by the iShares Trust on behalf of its Funds as licensee, licensee's customers and counterparties, owners of the iShares, or any other person or entity from the use of the subject indices or any data included therein in connection with the rights licensed as described herein or for any other use. The [listing exchange] makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall the [listing exchange] have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Indexes or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

--------------------------------------------------------------------------------

i | Shares                                                               page 29

BGFA makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the iShares of any Fund, or any other person or entity from the use of any Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to any Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

--------------------------------------------------------------------------------

page 30                                                               i | Shares

Copies of the Prospectus can be found on our website at www.iShares.com. For more detailed information on the iShares Trust and iShares, you may request a copy of the Statement of Additional Information ("SAI"). The SAI provides detailed information about the Funds, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have questions about the Funds or iShares or you wish to obtain the SAI free of charge, please:

          Call:    1-800-iShares
                   Monday through Friday
                   8:00 a.m. to 8:00 p.m. (Eastern time)

          Write:   iShares Trust
                   c/o SEI Investments Distribution Co.
                   1 Freedom Valley Drive
                   Oaks, PA 19456

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its iShares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

                    Investment Company Act File No. 811-09729 iShares Trust

Statement of Additional Information
Dated          , 2004
      ---------

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the current Prospectus (the "Prospectus") for the following Funds of iShares Trust (the "Trust") as such Prospectus may be revised from time to time:

iShares Morningstar Large Core Index Fund     iShares Morningstar Mid Value Index Fund
iShares Morningstar Large Growth Index Fund   iShares Morningstar Small Core Index Fund
iShares Morningstar Large Value Index Fund    iShares Morningstar Small Growth Index Fund
iShares Morningstar Mid Core Index Fund       iShares Morningstar Small Value Index Fund
iShares Morningstar Mid Growth Index Fund

The current Prospectus for the Morningstar Funds is dated         , 2004.
                                                          --------
Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's distributor, SEI Investments Distribution Co. ("SEI" or the "Distributor") at 1 Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares or visiting www.ishares.com.

********************************************************************************

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell or the solicitation of an offer to buy these securities in any State in which the offer, solicitation or sale would be unlawful.

********************************************************************************

                                                                            Page
                                                                            ----
General Description of the Trust and its Funds                                 1
Exchange Listing and Trading                                                   1
Investment Strategies and Risks                                                3
   Lack of Diversification of Certain Funds                                    3
   Lending Portfolio Securities                                                4
   Repurchase Agreements                                                       4
   Reverse Repurchase Agreements                                               5
   Currency Transactions                                                       5
   Money Market Instruments                                                    5
   Investment Companies, REITs                                                 5
   Illiquid Securities                                                         6
   Short-Term Instruments and Temporary Investments                            6
   Futures and Options                                                         6
      Options on Futures Contracts                                             6
   Swap Agreements                                                             7
      Future Developments                                                      7
   General Considerations and Risks                                            7
   Risks of Futures and Options Transactions                                   7
   Risks of Swap Agreements                                                    8
Proxy Voting Policy                                                            8
Construction and Maintenance Standards for the Underlying Indices              9
The Morningstar Indices Generally                                              9
   The Morningstar Large Core Index                                            9
   The Morningstar Large Growth Index                                         10
   The Morningstar Large Value Index                                          10
   The Morningstar Mid Core Index                                             10
   The Morningstar Mid Growth Index                                           10
   The Morningstar Mid Value Index                                            11
   The Morningstar Small Core Index                                           11
   The Morningstar Small Growth Index                                         11
   The Morningstar Small Value Index                                          11
Investment Limitations                                                        11
Continuous Offering                                                           12
Management                                                                    13
   Trustees and Officers                                                      13
   Committees of the Board of Trustees                                        14
   Approval of Investment Advisory Contract                                   15
   Remuneration of Trustees and Officers                                      15
   Investment Advisor                                                         16
   Code of Ethics                                                             17
   Administrator, Custodian and Transfer Agent                                17
   Distributor                                                                17
   Index Providers                                                            17
Brokerage Transactions                                                        18
Additional Information Concerning the Trust                                   18
   Shares                                                                     18
   Termination of the Trust or a Fund                                         19
   DTC Acts as Securities Depository for the iShares                          19
Creation and Redemption of Creation Unit Aggregations                         20
   Creation                                                                   20
   Fund Deposit                                                               20

--------------------------------------------------------------------------------

                                                                          page i

   Procedures for Creation of Creation Unit Aggregations                      20
   Placement of Creation Orders for Domestic Funds Using
      the Clearing Process                                                    21
   Placement of Creation Orders for Domestic Funds Outside
      the Clearing Process                                                    21
   Acceptance of Orders for Creation Unit Aggregations                        22
   Creation Transaction Fee                                                   22
   Redemption of iShares in Creation Unit Aggregations                        23
   Redemption Transaction Fee                                                 23
   Placement of Redemption Orders for Domestic Funds Using
      the Clearing Process                                                    24
   Placement of Redemption Orders for Domestic Funds Outside
      the Clearing Process                                                    24
Taxes                                                                         24
   RIC Qualifications                                                         24
   Taxation of RICs                                                           25
   Excise Tax                                                                 25
   Back-Up Withholding                                                        25
   Section 351                                                                25
   Qualified Dividend Income                                                  25
   Corporate Dividends Received Deduction                                     25
   Net Capital Loss Carryforwards (Unaudited)                                 25
   Funds Holding Foreign Investments                                          25
   Federal Tax Treatment of Complex Securities                                26
Determination of NAV                                                          26
Dividends and Distributions                                                   27
   General Policies                                                           27
   Dividend Reinvestment Service                                              27
Financial Statements                                                          27
Miscellaneous Information                                                     27
   Counsel                                                                    27
   Independent Auditors                                                       27

--------------------------------------------------------------------------------

page ii

General Description of the Trust and its Funds

The iShares Trust (the "Trust") currently consists of over 50 investment portfolios. The Trust was organized as a Delaware business trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The offering of the Trust's shares is registered under the Securities Act of 1933, as amended (the "Securities Act"). This Statement of Additional Information relates to the following funds (each a "Fund" and collectively the "Funds"):

..    iShares Morningstar Large Core Index Fund
..    iShares Morningstar Large Growth Index Fund
..    iShares Morningstar Large Value Index Fund
..    iShares Morningstar Mid Core Index Fund
..    iShares Morningstar Mid Growth Index Fund
..    iShares Morningstar Mid Value Index Fund
..    iShares Morningstar Small Core Index Fund
..    iShares Morningstar Small Growth Index Fund
..    iShares Morningstar Small Value Index Fund

The shares of each Fund are referred to herein as "iShares."

The investment objective of each Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (each an "Underlying Index") representing publicly traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. Each Fund is managed by Barclays Global Fund Advisors ("BGFA"), a subsidiary of Barclays Global Investors, N.A. ("BGI").

Each Fund offers and issues iShares at their net asset value per share ("NAV") only in aggregations of a specified number of iShares (each a "Creation Unit" or a "Creation Unit Aggregation"), generally in exchange for a basket of equity securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). The iShares described in the applicable Prospectus and this SAI are listed and traded on national securities exchanges such as the American Stock Exchange ("AMEX"), the Chicago Board Options Exchange ("CBOE") or the New York Stock Exchange, Inc. ("NYSE"). iShares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. iShares are redeemable only in Creation Unit aggregations, and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units typically are a specified number of iShares, generally (50,000) or multiples thereof.

The Trust reserves the right to offer a "cash" option for creations and redemptions of iShares although it has no current intention of doing so. iShares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash at least equal to 105%, which BGFA may change from time to time, of the market value of the missing Deposit Securities. See the Creation and Redemption of Creation Unit Aggregations section. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, such conditions and fees will be limited in accordance with the requirements of the Securities and Exchange Commission (the "SEC") applicable to management investment companies offering redeemable securities.

Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in each Fund is contained in the applicable Prospectus in the Shareholder Information section. The discussion below supplements, and should be read in conjunction with, that section of the applicable Prospectus.

iShares of each Fund are listed on the AMEX, the NYSE or the CBOE (each, a "Listing Exchange") and trade throughout the day on these Listing Exchanges and other secondary markets. There can be no assurance that the requirements of a Listing Exchange necessary to maintain the listing of iShares of any Fund will continue to be met. A Listing Exchange may, but is not required to, remove the iShares of a Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the iShares of a Fund for 30 or more consecutive trading days; (ii) the value of the Underlying Index on which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. A

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Listing Exchange will remove the iShares of a Fund from listing and trading upon termination of such Fund.

As in the case of other publicly-traded securities, brokers' commissions on transactions will be based on negotiated commission rates at customary levels.

The Trust reserves the right to adjust the share prices of iShares in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the applicable Fund.

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Investment Strategies and Risks

Each Fund seeks to achieve its objective by investing primarily in securities issued by companies that comprise the relevant Underlying Index. Each Fund operates as an index fund and will not be actively managed. Adverse performance of a security in a Fund's portfolio will ordinarily not result in the elimination of the security from a Fund's portfolio.

Some Funds will engage in Replication, which means they hold substantially all of the securities of the Underlying Index in approximately the same proportions as reflected in the Underlying Index. Other Funds will engage in Representative Sampling, which is investing in a representative sample of securities in the Underlying Index, selected by BGFA to have a similar investment profile as the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the relevant Underlying Index. Funds that use Representative Sampling generally do not hold all of the securities that are included in the relevant Underlying Index.

Funds that Use Replication   Funds that Use Representative Sampling
--------------------------   --------------------------------------
                             iShares Morningstar Large Core Index Fund iShares Morningstar Large Growth Index Fund iShares Morningstar Large Value Index Fund iShares Morningstar Mid Core Index Fund iShares Morningstar Mid Growth Index Fund iShares Morningstar Mid Value Index Fund iShares Morningstar Small Core Index Fund iShares Morningstar Small Growth Index Fund iShares Morningstar Small Value Index Fund

At least 90% of each Fund's assets will be invested in securities in its Underlying Index. A Fund may invest up to 10% of its assets in securities not included in its Underlying Index but which BGFA believes will help the Fund track its Underlying Index. The following examples illustrate the circumstances in which a Fund would hold securities not included in its Underlying Index. First, in order to reflect various corporate actions (such as mergers) and other changes in the Fund's Underlying Index (reconstitutions), a Fund may hold securities that are announced as additions to the Underlying Index prior to their actual date of inclusion in such Index. Second, a Fund may hold securities that have been recently deleted from its Underlying Index due to various corporate actions and reconstitutions. Third, a Fund may invest in securities outside the Underlying Index when necessary to meet the diversification requirements of a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"). In such cases, the securities outside the Underlying Index will be securities in the relevant market, market segment, market sector or group of industries tracked by such Index. A Fund also may invest its other assets in futures contracts, options on futures contracts, options and swaps related to its Underlying Index, as well as cash and cash equivalents, including shares of money market funds affiliated with BGFA.

Representative Sampling is used for those Funds where BGFA believes that Replication is not the most effective means to track the Underlying Index. The number of securities, liquidity of underlying securities, restrictions on the ownership of securities, high transaction expenses and other trading costs, and tax and other regulatory restrictions are among the factors that BGFA considers. Although Representative Sampling has been an effective means of approximating index performance in the past, it will not usually enable a Fund to track the Underlying Index's performance with the accuracy achieved by Replication. Each Fund will be reviewed regularly and adjusted, when necessary, to correlate with the relevant Underlying Index.

Lack of Diversification of Certain Funds. The following table sets forth the diversification status of each Fund.

Diversified Funds                             Non-Diversified Funds
-----------------                             ---------------------
iShares Morningstar Large Core Index Fund iShares Morningstar Large Growth Index Fund iShares Morningstar Large Value Index Fund iShares Morningstar Mid Core Index Fund iShares Morningstar Mid Growth Index Fund iShares Morningstar Mid Value Index Fund iShares Morningstar Small Core Index Fund iShares Morningstar Small Growth Index Fund iShares Morningstar Small Value Index Fund

With respect to 75% of a Fund's total assets, a diversified Fund does not invest more than 5% of its total assets in securities of any one

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                                                                          Page 3

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issuer and does not acquire more than 10% of the outstanding voting securities of any one issuer (excluding cash and cash items, government securities, and securities of other investment companies). The remaining 25 percent of the Fund's total assets may be invested in any manner.

A "non-diversified" classification means that a Fund is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer may dominate the Underlying Index of such a Fund and, consequently, the Fund's investment portfolio. This may adversely affect the Fund's performance or subject the Fund's iShares to greater price volatility than that experienced by more diversified investment companies.

In addition, both diversified and non-diversified Funds may concentrate their investments in a particular industry or group of industries, as noted in the description of such Fund. The securities of issuers in particular industries may dominate the Underlying Index of such a Fund and consequently the Fund's investment portfolio. This may adversely affect its performance or subject the Fund's iShares to greater price volatility than that experienced by less concentrated investment companies.

Each Fund, however (whether diversified or non-diversified), intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code, and to relieve the Fund of any liability for federal income tax to the extent that its earnings are distributed to shareholders. Compliance with the diversification requirements of the Internal Revenue Code severely limits the investment flexibility of certain Funds and makes it less likely that such Funds will meet their investment objectives.

Lending Portfolio Securities. Pursuant to guidelines approved by the Board, each Fund may lend its portfolio securities to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the U.S., organized under the laws of a state, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Funds' securities lending agent considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution.

A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objectives, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by the applicable Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent.

BGI acts as securities lending agent for the Funds, subject to the overall supervision of BGFA. Pursuant to an exemptive order granted by the Securities and Exchange Commission (the "SEC"), BGI is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard. The Funds have also obtained permission from the SEC (via exemptive order) to lend portfolio securities to certain affiliated borrowers, subject to a number of conditions.

Repurchase Agreements. Each Fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Should a Fund enter into a repurchase agreement, each such Fund would maintain custody of the underlying securities prior to their repurchase. Thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose each Fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which each Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by BGFA. BGFA will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, BGFA will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or

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greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. BGFA will mark-to-market daily the value of the securities. Under the 1940 Act, repurchase agreements are considered loans.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and each Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of each Fund's assets. The custodian bank will maintain a separate account for each Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Currency Transactions. No Fund expects to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's assets that are denominated in a foreign currency. A Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of a Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, each Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Money Market Instruments. Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality is determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

BGFA received an exemptive order from the SEC which permits the funds it manages, including the Funds of the Trust, to invest in shares of money market funds affiliated with BGFA. Pursuant to this order, the Funds are permitted to invest in shares of money market funds affiliated with BGFA for cash management purposes.

Investment Companies, REITs. Each Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, a Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii)

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                                                                          Page 5

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5% of the Fund's total assets with respect to any one investment company and
(iii) 10% of the Fund's total assets with respect to investment companies in the aggregate. Each Fund may invest its assets in securities of money market funds advised by BGFA or otherwise affiliated with such Fund. No Fund will invest more than 10% of its total assets in investment companies or other pooled investment vehicles.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Illiquid Securities. Each Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

Short-Term Instruments and Temporary Investments. Each Fund may invest in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which a Fund may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the Federal Deposit Insurance Corporation ("FDIC");
(iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA, (iv) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S & P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by a Fund.

Futures and Options. Each Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the respective Underlying Index, to facilitate trading or to reduce transaction costs. Each Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. No Fund will use futures or options for speculative purposes. Each Fund intends to use futures and options in accordance with Rule
4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of each Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, each Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. Each Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. Each Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on investments that reflect the market value of common stock of the firms included in the investments. Each Fund may enter into futures contracts to purchase security investments when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of each Fund. The potential for loss related to writing options is unlimited.

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Each Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Upon entering into a futures contract, a Fund will be required to deposit with the broker an amount of cash or cash equivalents known as "initial margin," which is in the nature of a performance bond or good faith deposit on the contract and is returned to each Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, each Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Trust's custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Future Developments. The Board may, in the future, authorize each Fund to invest in securities contracts and investments other than those listed in this Statement of Additional Information and in the Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks. A discussion of some of the risks associated with an investment in a Fund is contained in the applicable Prospectus.

An investment in a Fund should be made with an understanding that the value of a Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in a Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of iShares). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Underlying Investments are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of a Fund's iShares will be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While each Fund plans to utilize futures contracts only if an active market exists for

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such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to deliver the instruments underlying the future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Funds do not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Funds, however, intend to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by a Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting each Fund to substantial losses. In the event of adverse price movements, each Fund would be required to make daily cash payments of variation margin.

Although each Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that a Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, a Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect such Fund's rights as a creditor (e.g., a Fund may not receive the net amount of payments that it contractually is entitled to receive).

Proxy Voting Policy

The Trust has adopted as its proxy voting policies the proxy voting guidelines of BGFA, the investment adviser to each Fund. The Trust has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by each Fund. Therefore, the remainder of this section discusses BGFA's proxy voting guidelines.

BGFA votes (or refrains from voting) proxies for each Fund in a manner that BGFA, in the exercise of its independent business judgement, concludes is in the best economic interests of such Fund. In some cases, BGFA may determine that it is in the best interests of a Fund to refrain from exercising the Fund's proxy voting rights (such as, for example, proxies on certain non-U.S. securities which might impose costly or time-consuming in-person voting requirements). BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of a Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund's affiliates (if any), BGFA or BGFA's affiliates, or SEI or SEI's affiliates. When voting proxies, BGFA attempts to ensure that companies follow practices that advance their economic value and allow the market to place a proper value on their assets. With respect to certain specific issues:

     . BGFA generally supports management in the election of directors and generally supports proposals that strengthen the independence of boards of directors; and

     . BGFA generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the

--------------------------------------------------------------------------------
Page 8

          Fund investing in such issuer; and

     . BGFA generally votes against anti-takeover proposals and proposals which would create additional barriers or costs to corporate transactions.

BGFA maintains institutional policies and procedures which are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and a Fund, a Fund's affiliates (if any), BGFA or BGFA's affiliates, or SEI or SEI's affiliates, from having any influence on BGFA's proxy voting activity. In this way, BGFA seeks to prevent conflicts of interest that might influence BGFA's independent business judgment on how to vote on specific proxy issues (or to refrain from voting). In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard to avoid the influence of a potential conflict of interest or as otherwise required by applicable law. Such independent fiduciary may either (i) vote such proxy, or
(ii) provide BGFA with instructions as to how to vote such proxy. In the latter case, BGFA would vote the proxy in accordance with the independent fiduciary's instructions.

Construction and Maintenance Standards for the Underlying Investments

Brief descriptions of the Underlying Investments on which the Funds are based and the equity markets in which the Funds are invested are provided below.

The Morningstar Indices Generally

Component Selection Criteria. The Morningstar Index family is based on the same methodology as the well-known Morningstar Style Box(TM). Morningstar Indexes are governed by transparent, objective rules for security selection, exclusion, rebalancing, and adjustments for corporate actions. Morningstar makes no subjective determinations related to index composition. To be eligible for inclusion in any of the Morningstar indexes, a stock must be listed on the NYSE, the AMEX, or Nasdaq, domiciled in U.S. or its primary stock market activities are carried out in the U.S., have sufficient historical fundamental data available to classify investment style, and in the top 75% of companies in the investable universe based on its liquidity score. A security's liquidity score is the average of its ranks on each of the following measures: (i.) average monthly trading volume in U.S. dollars during the six calendar months immediately prior to reconstitution or in the case of corporate entities younger than six months, since the security was first issued (partial-month periods are prorated by number of trading days in the month) and (ii.) the lowest two months' total trading volume during the six calendar months immediately prior to reconstitution (the months need not be sequential). Stocks are excluded if they have more than 10 non-trading days in the prior quarter and are American Depository Receipts and American Depository Shares, fixed-dividend shares, convertible notes, warrants, rights, tracking stocks, limited partnerships and holding companies

Morningstar uses a dynamic percentage-based approach to divide its U.S. Market Index into three cap categories. By defining each as a percentage of the market cap of the investable universe, the definitions remain stable regardless of overall large market movements. Large Cap stocks are defined as stocks that form the largest 70% of investable market cap. Mid Cap stocks are defined as the next 20% of investable market cap (70th to 90th percentile). Small Cap stocks are defined as the next 7% of investable market cap (90th to 97th percentile).

Issue Changes. Securities are added or deleted from each index based on rules outlined for security selection, exclusion, rebalancing, and adjustments for corporate actions as set forth in the Morningstar Index Rulebook. Morningstar makes no subjective determinations related to index composition.

Index Maintenance. The Morningstar Indexes are reconstituted twice annually, on the Monday following the third Friday of June and the Monday following the third Friday of December. If the Monday is a holiday, reconstitution occurs on the Tuesday immediately following. Reconstitution is carried out after the day's closing index values have been determined.

Index Availability. Morningstar Indexes are calculated continuously and are available from major data vendors.

Morningstar Large Core Index

Number of Components: approximately 90

Index Description. The Morningstar Large Core Index measures the performance of those companies in the large-capitalization sector of the U.S. equity market that Morningstar has determined have relatively low prices per share given anticipated earnings, book

--------------------------------------------------------------------------------
                                                                          Page 9
value, cash flow, sales and dividends. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or Nasdaq. The Index defines the "large-capitalization sector" as those stocks that form the largest 70% of the market capitalization of the stocks eligible to be included in the Index. The Index components are selected using a rules-based methodology. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. Generally stocks with a higher number of publicly traded shares generally have a higher weighting within the Index).

Morningstar Large Growth Index

Number of Components: approximately 77

Index Description. The Morningstar Large Growth Index measures the performance of those companies in the large-capitalization sector of the U.S. equity market that Morningstar determines to have "growth" characteristics. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or Nasdaq. The Index defines the "large-capitalization sector" as those stocks that form the largest 70% of the market capitalization of the stocks eligible to be included in the Index. The Index components are selected using a rules-based methodology. Generally, stocks with a higher number of publicly traded shares have a higher weighting within the Index. A stock's "growth characteristic" is determined by assigning a score based on growth factors such as long-term projected earnings growth, historical earnings growth, sales growth, cash flow growth and book value growth.

Morningstar Large Value Index

Number of Components: approximately 90

Index Description. The Index measures the performance of those companies in the large-capitalization sector of the U.S. equity market that Morningstar determines to have "value" characteristics. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or Nasdaq. The Index defines the "large-capitalization sector" as those stocks that form the largest 70% of the market capitalization of the stocks eligible to be included in the Index. The Index components are selected using a rules-based methodology. Generally, stocks with a higher number of publicly traded shares have a higher weighting within the Index. A stock's "value characteristic" is determined by assigning a score based on value factors such as price to projected earnings, price to book, price to sales, price to cash flow and dividend yield.

Morningstar Mid Core Index

Number of Components: approximately 241

Index Description. The Morningstar Mid Core Index measures the performance of those companies in the mid-capitalization sector of the U.S. equity market that Morningstar has determined have relatively low prices per share given anticipated earnings, book value, cash flow, sales and dividends. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX, or Nasdaq. The Index defines the "mid-capitalization sector" as those stocks that form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of stocks eligible to be included in the Index. The Index components are selected using a rules-based methodology. Stocks in the index are weighted according to the total number of shares that are publicly owned and available for trading. Generally stocks with a higher number of publicly traded shares generally have a higher weighting within the Index.

Morningstar Mid Growth Index

Number of Components: approximately 242

Index Description. The Morningstar Mid Growth Index measures the performance of those companies in the mid-capitalization sector of the U.S. equity market that Morningstar determines to have "growth" characteristics. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or Nasdaq. The Index defines the "mid-capitalization sector" as those stocks form the 20% of market capitalization between the 70th and 90th percentile of the market capitalization of stocks eligible to be included in the Index. The Index components are selected using a rules-based methodology. Generally, stocks with a higher number of publicly traded shares have a higher weighting within the Index. A stock's "growth characteristic" is determined by assigning a score based on growth factors such as long-term projected earnings growth, historical earnings growth, sales growth, cash flow growth and book value growth.

--------------------------------------------------------------------------------
Page 10

Morningstar Mid Value Index

Number of Components: approximately 211

Index Description. The Morningstar Mid Value Index measures the performance of those companies in the mid-capitalization sector of the U.S. equity market that Morningstar determines to have "value" characteristics. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or Nasdaq. The Index defines the "mid-capitalization sector" as those stocks that form 20% of market capitalization the 70th and 90th percentile of the market capitalization of stocks eligible to be included in the Index. The Index components are selected using a rules-based methodology. Generally, stocks with a higher number of publicly traded shares have a higher weighting within the Index. A stock's "value characteristic" is determined by assigning a score based on value factors such as price to projected earnings, price to book, price to sales, price to cash flow and dividend yield.

Morningstar Small Core Index

Number of Components: approximately 365

Index Description. The Morningstar Small Core Index measures the performance of those companies in the small-capitalization sector of the U.S. equity market that Morningstar has determined have relatively low prices per share given anticipated earnings, book value, cash flow, sales and dividends. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or Nasdaq. The Index defines the "small-capitalization sector" as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of stocks eligible to be included in the Index. The Index components are selected using a rules-based methodology. Stocks in the Index are weighted according to the total number of shares that are publicly owned and available for trading. Generally stocks with a higher number of publicly traded shares generally have a higher weighting within the Index.

Morningstar Small Growth Index

Number of Components: approximately 344

Index Description. The Morningstar Small Growth Index measures the performance of those companies in the small-capitalization sector of the U.S. equity market that Morningstar determines to have "growth" characteristics. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or Nasdaq. The Index defines the "small-capitalization sector" as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of stocks eligible to be included in the Index. The Index components are selected using a rules-based methodology. Generally, stocks with a higher number of publicly traded shares have a higher weighting within the Index. A stock's "growth characteristic" is determined by assigning a score based on growth factors such as long-term projected earnings growth, historical earnings growth, sales growth, cash flow growth and book value growth.

Morningstar Small Value Index

Number of Components: approximately 335

Index Description. The Morningstar Small Value Index measures the performance of those companies in the small-capitalization sector of the U.S. equity market that Morningstar determines to have "value" characteristics. Index constituents are drawn from the pool of liquid, U.S.-domiciled stocks that trade publicly on the NYSE, the AMEX or Nasdaq. The Index defines the "small-capitalization sector" as those stocks that form the 7% of market capitalization between the 90th and 97th percentile of the market capitalization of stocks eligible to be included in the Index. The Index components are selected using a rules-based methodology. Generally, stocks with a higher number of publicly traded shares have a higher weighting within the Index. A stock's "value characteristic" is determined by assigning a score based on value factors such as price to projected earnings, price to book, price to sales, price to cash flow and dividend yield.

Investment Limitations

The Board has adopted as fundamental policies each Fund's investment restrictions, numbered one through six below. The investment objective of each Fund, and the restrictions for each Fund cannot be changed without the approval of the holders of a majority of that Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

No Fund will:

1. Concentrate its investments (i.e. hold 25% or more of its total assets in the stocks of a particular industry or group of industries),

--------------------------------------------------------------------------------
                                                                         Page 11
     except that a Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) each Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) each Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (i) and (ii), each Fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3. Issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

4. Make loans. This restriction does not apply to: (i) the purchase of debt obligations in which each Fund may invest consistent with its investment objectives and policies; (ii) repurchase agreements and reverse repurchase agreements; and (iii) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5. Purchase or sell real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent each Fund from trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with each Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that each Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended (the "Securities Act"), in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies, set forth above, each Fund will not invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of each Fund's net assets to be invested in illiquid securities.

For purposes of the percentage limitation on each Fund's investments in illiquid securities, foreign equity securities, though not registered under the Securities Act, are not deemed illiquid with respect to each Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be "readily marketable" if they are traded on an exchange or another organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in each Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

..    The frequency of trades and quotes for the security;

..    The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

..    Dealer undertakings to make a market in the security; and

..    The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

Continuous Offering

The method by which Creation Unit Aggregations of iShares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of iShares are issued and sold by the Funds on an ongoing basis, at any point a "distribution," as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with the Distributor, breaks them down into constituent iShares, and sells such iShares directly to customers, or if it

--------------------------------------------------------------------------------
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

chooses to couple the creation of a supply of new iShares with an active selling effort involving solicitation of secondary market demand for iShares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in iShares, whether or not participating in the distribution of iShares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to iShares are reminded that, pursuant to Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Management

Trustees and Officers. The Board has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

iShares Trust, iShares, Inc., Master Investment Portfolio and Barclays Global Investors Funds, each an open-end management investment company registered under the 1940 Act, are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and, as a result, oversees a total of 82 iShares Funds within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serve as a Trustee for Barclays Global Investors Funds and Master Investment Portfolio and, as a result, oversees an additional 25 portfolios within the fund complex.

                              Trustees and Officers

    Name (age) Address                                Principal Occupation(s)         Other Directorships Held by
   Interested Trustees            Position            During the Past 5 Years             Trustee and Officer
--------------------------------------------------------------------------------------------------------------------
*Lee T. Kranefuss (42)      Interested Trustee,   Chief Executive Officer of       Director (since June 18, 2003) of
Barclays Global Investors   Chairman, and         Intermediary Investor            iShares, Inc.; Board of Trustees
45 Fremont Street           President (since      and Exchange Traded Products     for Barclays Global Investors
San Francisco, CA 94105     June 18, 2003)        Business of BGI (since 2003)     Funds and Master Investment
                                                  Chief Executive Officer of the   Portfolio (since 2001).
                                                  Individual Investor Business
                                                  of BGI (1997-2003).

*Nathan Most (89)           Interested Trustee    Consultant to BGI (1998-         Director (since 1996) and
PO Box 193                  (since December 16,   2002), American Stock            President (1996-2002) of iShares,
Burlingame, CA 94011        1999)                 Exchange (1996-2000) and         Inc.
                                                  the Hong Kong Stock
                                                  Exchange (1998 to present);
                                                  Consultant to the Amsterdam
                                                  Stock Exchange (1997-1998);
                                                  Consultant to the Pacific
                                                  Stock Exchange (1997-1998).

*John E. Martinez (42)      Interested Trustee    Co-CEO of Global Index and       Director (since December 5, 2003)
444 Yale Avenue             (since December 5,    Markets Group of BGI (2001-      of iShares, Inc.; Director (since
Kensington, CA 94708        2003)                 2003); Chairman of Barclays      November 2003) of Barclays Global
                                                  Global Investors Services        Investors UK Holdings.
                                                  (2000-2003); CEO of Capital
                                                  Markets Group of BGI (1996-
                                                  2001).
--------------------------------------------------------------------------------------------------------------------

* Lee Kranefuss, Nathan Most and John Martinez are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds' investment adviser, and BGI, the parent company of BGFA.

    Name (age) address                             Principal Occupation(s) During   Other Directorships Held by
   Independent Trustees           Position                 Past 5 Years                  Trustee and Officer
---------------------------------------------------------------------------------------------------------------
John B. Carroll (68)        Independent Trustee    Retired Vice President of        Director (since 1996) of
520 Main Street             (since January 1,      Investment Management            iShares, Inc.; Trustee
Ridgefield, CT 06877        2002)                  (1984-2000) of Verizon           and member of the
                                                   Corporation; Advisory Board      Executive Committee
                                                   member of Ibbotson Associates    (since 1991) of The
                                                   (1992-1998); former Vice         Common Fund Institutional
                                                   Chairman and Executive           Funds, a non-profit
                                                   Committee Member (1994-1998)     organization; Member of the
                                                   of the Committee on              Board of Managers of JP
                                                   Investment of Employee           Morgan Private Equity
                                                   Benefit                          Funds.

--------------------------------------------------------------------------------
                                                                         Page 13

    Name (age) address                             Principal Occupation(s) During   Other Directorships Held by
   Independent Trustees           Position                  Past 5 Years                Trustee and Officer
---------------------------------------------------------------------------------------------------------------
                                                   Assets of the Financial
                                                   Executive Institute.

Richard K. Lyons (42)       Independent Trustee    Professor, University of         Director (since 2001) of
Haas School of Business,    (since February 15,    California, Berkeley: Haas       iShares, Inc.; Trustee of
UC Berkeley                 2000)                  School of Business (since        Master Investment
Berkeley, CA 94720                                 1993); Consultant for IMF        Portfolio and Barclays
                                                   World Bank, Federal Reserve      Global Investors Funds
                                                   Bank, and Citibank N.A.          (since 2001); Board of
                                                   (since 2000).                    Trustees: Matthews Asian
                                                                                    Funds since 1995
                                                                                    (oversees 6 portfolios).

George C. Parker (64)       Independent Trustee    Dean Witter Distinguished        Director (since 2001) of
Graduate School of          (since February 15,    Professor of Finance (since      iShares, Inc.; Bailard,
Business (Room K301)         2000)                 1994); Associate Dean for        Biehl and Kaiser, (since
Stanford University                                Academic Affairs, Director of    1985); California
521 Memorial Way                                   MBA Program, and Professor,      Casualty Group of
Stanford, CA 94305                                 Stanford University: Graduate    Insurance Companies
                                                   School of Business               (since 1978); Continental
                                                   (1993-2001).                     Airlines, Inc. (since
                                                                                    1996); Community First
                                                                                    Financial Group (since
                                                                                    1995); Dresdner/RCM
                                                                                    Mutual Funds (1994-2002);
                                                                                    Tyon Ranch Company (since
                                                                                    1999).

W. Allen Reed (56)          Independent Trustee    President and Chief Executive    Director (since 1996) of
General Motors Investment   (since January 1,      Officer (since 1994) of          iShares, Inc.; Director
Management Corp.            2002)                  General Motors Investment        (since 1994) of General
767 Fifth Avenue                                   Management Corporation.          Motors Investment
New York, NY 10153                                                                  Management Corporation;
                                                                                    Director (1995-1998) of
                                                                                    Taubman Centers, Inc. (a
                                                                                    real estate investment
                                                                                    trust); Director (since
                                                                                    1992) of FLIR Systems (an
                                                                                    imaging technology
                                                                                    company); Director (since
                                                                                    1994) of General Motors
                                                                                    Acceptance Corporation;
                                                                                    Director (since 1994) of
                                                                                    GMAC Insurance Holdings,
                                                                                    Inc.; Director (since
                                                                                    1995) of Global Emerging
                                                                                    Markets Fund; Director
                                                                                    (since 2000) of Temple
                                                                                    Inland Industries;
                                                                                    Chairman (since 1995) of
                                                                                    the Investment Advisory
                                                                                    Committee of Howard
                                                                                    Hughes Medical Institute.

Michael Latham (38)         Secretary, Treasurer   Chief Financial Officer of       None.
Barclays Global Investors   and Principal          the Intermediary Investors
45 Fremont Street           Financial Officer      and Exchange Traded Products
San Francisco, CA 94105     (since February 28,    Business of BGI (since 2003),
                            2002)                  Director of Mutual Fund
                                                   Delivery in the U.S.
                                                   Individual Investor Business
                                                   of BGI (2000-2003); Head of
                                                   Operations, BGI Europe (1997-
                                                   2000).

The following table sets forth, as of December 31, 2003, the dollar range of equity securities in the Funds and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust that are beneficially owned by each Trustee.

                                                                   Aggregate Dollar Range of Equity
                                                                     Securities in All Registered
                                                                   Investment Companies Overseen by
                                          Dollar Range of Equity    Trustee in Family of Investment
  Name of Trustee    Name of Index Fund   Securities in the Fund               Companies
---------------------------------------------------------------------------------------------------
Garrett F. Bouton*
---------------------------------------------------------------------------------------------------
John B. Carroll
---------------------------------------------------------------------------------------------------
Richard K. Lyons
---------------------------------------------------------------------------------------------------
Nathan Most
---------------------------------------------------------------------------------------------------
George C. Parker
---------------------------------------------------------------------------------------------------
W. Allen Reed
---------------------------------------------------------------------------------------------------

*Served as Trustee through June 17, 2003.

None of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust ("Independent Trustees") or their immediate family members own beneficially or of record any securities of BGFA (the Fund's investment adviser), SEI (the Fund's distributor) or any person controlling, controlled by or under control with, BGFA or SEI.

Committees of the Board of Trustees. Each Independent Trustee serves on the Audit and Nominating Committees of the Trust. The

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Page 14
purposes of the Audit Committee are to assist the Board of Trustees (1) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust; (2) in its oversight of the Trust's financial statements and the independent audit thereof; (3) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement); and (4) in evaluating the independence of the independent accountants.

The Nominating Committee nominates individuals for Independent Trustee membership on the Board of Trustees. The Nominating Committee evaluates candidates' qualifications for board membership, including their independence from the investment adviser and other principal service providers and the potential effects of any other relationship that might impair the independence of a candidate. In addition, the Nominating Committee periodically reviews the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skills from those already on the Board of Trustees. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 of the Securities Exchange Act of 1934 (the "1934 Act"), in conjunction with a shareholder meeting to consider the election of Trustees.

Approval of Investment Advisory Contract. Under Section 15(c) of the 1940 Act, the Board is generally required to approve the Trust's investment advisory contract with BGFA (the "Investment Advisory Agreement") annually. The Board is provided with quantitative and qualitative information to assist the Board in evaluating the terms of the Investment Advisory Agreement. This information includes comparative fee information, profitability information, performance data, a description of the investment philosophy, experience and senior management of the investment adviser, as well as a description of the quality of services provided by the investment adviser.

Before approving the Investment Advisory Agreement, the Board reviewed a detailed profitability analysis of BGFA based on the fees payable under the Investment Advisory Agreement as well as any other servicing relationships between the Trust and BGFA or its affiliates. The Board analyzed the Trust's contractual fees, including the investment advisory fee, as well as co-administration and Rule 12b-1 distribution fees, if any.

The Board also reviewed statistical information regarding the expenses of the Funds. Prior to reviewing the statistical information, the Board was provided with a detailed description of the methodology used to prepare this information. The Board then reviewed a comparison of each Fund's advisory fee, other fees and total expense ratio to a group of funds that BGFA determined was similar to each Fund.

During its review, the Board considered the advisory fees paid by the Funds as well as the total fees paid to BGFA and its affiliates for advisory and other services provided to the Funds. The Board also reviewed information pertaining to the fee structure for the Funds and considered whether alternative fee structures (i.e., breakpoint fee structures) would be more appropriate or reasonable taking into consideration any economies of scale or other efficiencies that accrue from increases in the Funds' asset levels.

In addition, the Board analyzed BGFA's background and services that it provides to the Funds. For example, the Board reviewed and discussed the investment philosophy and experience of BGFA. The Board also considered the background and experience of the senior management of BGFA and the level of attention given to the Funds by senior investment personnel of BGFA. In addition to the above considerations, the Board also considered BGFA's indexing strategies, research capabilities, means for executing portfolio transactions and scope of investment services. The Board received a presentation from BGFA and reviewed the qualifications, backgrounds and responsibilities of the staff performing investment services for the Funds. The Board recognized that BGFA has the size, visibility and resources to attract and retain highly qualified investment professionals. Similarly, the Board reviewed BGFA's ability to provide a competitive compensation package to its employees such that each entity would be able to attract and retain high-quality employees.

Based on the above analysis, the Board determined that the Investment Advisory Agreement for each Fund, including the fee level, was fair and reasonable in light of all relevant circumstances. This determination was based on the following factors as discussed above: (i) level of profits realized by BGFA from its advisory arrangement with the Fund; (ii) an analysis of advisory fees paid by the Fund compared to other similar funds; (iii) the scope of BGFA's background and experience; and (iv) the quality of services provided by BGFA.

Remuneration of Trustees. The Trust pays each Independent Trustee an annual retainer of $32,500. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the compensation paid to each Trustee for the calendar year ended December 31, 2003:

--------------------------------------------------------------------------------
                                                                         Page 15

                             Aggregate       Pension or
                             Estimated       Retirement                          Total Estimated
                           Compensation   Benefits Accrued   Estimated Annual     Compensation
                             from the     As Part of Trust     Benefits Upon      From the Fund
Name of Trustee                Trust        Expenses***        Retirement***    and Fund Complex*
---------------               -------      --------------     --------------    -----------------
Garrett F. Bouton****...      $     0      Not Applicable     Not Applicable        $     0
John B. Carroll.........      $32,500      Not Applicable     Not Applicable        $65,000
Lee T. Kranefuss/1/.....      $     0      Not Applicable     Not Applicable        $     0
Richard K. Lyons........      $32,500      Not Applicable     Not Applicable        $90,000**
John E. Martinez/2/.....      $16,250      Not Applicable     Not Applicable        $16,250
Nathan Most.............      $32,500      Not Applicable     Not Applicable        $65,000
George G.C. Parker......      $32,500      Not Applicable     Not Applicable        $65,000
W. Allen Reed...........      $32,500      Not Applicable     Not Applicable        $65,000

* Includes compensation as Director of iShares, Inc., an investment company with 24 investment portfolios also advised by BGFA.
** Includes compensation as Trustee for Barclays Global Investors Funds and Master Investment Portfolio, investment companies with 25 portfolios also advised by BGFA.
*** No Trustee or Officer is entitled to any pension or retirement benefits from the Trust.
**** Served as Trustee through June 17, 2003.
/1/  Trustee since June 18, 2003.
/2/  Trustee since December 5, 2003.

Investment Advisor. BGFA serves as investment advisor to each Fund pursuant to an Investment Advisory Agreement between the Trust and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment advisor under the Investment Advisers Act of 1940 (the "Advisers Act"). Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of each Fund, manages and administers the Trust and the investment of each Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of each Fund.

The Investment Advisory Agreement between the Trust and BGFA was reviewed and
approved by the Board of Trustees on                . In making the
                                     ---------------
determination to approve the Investment Advisory Agreement, the Board considered the qualifications of BGFA to provide advisory services, an analysis of BGFA's profitability, and the reasonableness of the advisory fees paid to BGFA in relation to the services provided and the advisory fees paid by other comparable mutual funds. Based on these considerations, the Board concluded that the terms of the Investment Advisory Agreement are fair and reasonable with respect to the Trust, are in the best interests of the Trust's shareholders, and are similar to those which could have been obtained through arm's length negotiations.

Under the Investment Advisory Agreement, BGFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses. For its investment management services to each Fund, BGFA is paid a management fee at the annual rates (as a percentage of such Fund's average net assets) listed below. The following table sets forth the management fees paid by each Fund for the periods noted below.

                                                                                 Management    Management     Management
                                                                                 Fees Paid      Fees Paid   Fees Paid From
                                                                       Fiscal   During Full   During Full     Inception
                                              Management   Inception    Year    Fiscal Year   Fiscal Year    through First
Name                                             Fee          Date       End     Ended 2003    Ended 2002   Fiscal Year End*
----                                          ----------   ---------   ------   -----------   -----------   ----------------
iShares Morningstar Large Core Index Fund        0.20%        N/A       7/31        N/A           N/A              N/A
iShares Morningstar Large Growth Index Fund      0.25%        N/A       7/31        N/A           N/A              N/A
iShares Morningstar Large Value Index Fund       0.25%        N/A       7/31        N/A           N/A              N/A
iShares Morningstar Mid Core Index Fund          0.25%        N/A       7/31        N/A           N/A              N/A
iShares Morningstar Mid Growth Index Fund        0.30%        N/A       7/31        N/A           N/A              N/A
iShares Morningstar Mid Value Index Fund         0.30%        N/A       7/31        N/A           N/A              N/A
iShares Morningstar Small Core Index Fund        0.25%        N/A       7/31        N/A           N/A              N/A
iShares Morningstar Small Growth Index Fund      0.30%        N/A       7/31        N/A           N/A              N/A
iShares Morningstar Small Value Index Fund       0.30%        N/A       7/31        N/A           N/A              N/A

The Investment Advisory Agreement with respect to each Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to each Fund is terminable without penalty, on 60-days notice, by the Board or by a vote of the holders of a majority (as defined in the 1940 Act) of the applicable Fund's outstanding voting securities. The Investment Advisory Agreement is also terminable upon 60 days notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).

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Page 16

Current interpretations of federal banking laws and regulations (i) may prohibit Barclays Bank PLC, BGI and BGFA from controlling or underwriting the iShares, but (ii) would not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent or custodian to the Funds or from purchasing iShares as agent for and upon the order of a customer.

BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed, BGFA, or its affiliates, would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA, or its affiliates, might offer to provide additional services.

Codes of Ethics. The Trust, BGFA and SEI have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Funds. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian and transfer agent for the Funds. Investors Bank's principal address is 200 Clarendon Street, Boston, MA 02111. Under the Administration Agreement with the Trust, Investors Bank provides necessary administrative and accounting services for the maintenance and operations of the Trust and each Fund. In addition, Investors Bank makes available the office space, equipment, personnel and facilities required to provide such services. Under the Custodian Agreement with the Trust, Investors Bank maintains in separate accounts cash, securities and other assets of the Trust and each Fund, keeps all necessary accounts and records, and provides other services. Investors Bank is required, upon the order of the Trust, to deliver securities held by Investors Bank and to make payments for securities purchased by the Trust for each Fund. Also, under a Delegation Agreement, Investors Bank is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, Investors Bank acts as a transfer agent for each Fund's authorized and issued shares of beneficial interest, and as dividend disbursing agent of the Trust. As compensation for the foregoing services, Investors Bank receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee.

Distributor. SEI Investments Distribution Co. (the "Distributor") is the distributor of iShares. Its address is 1 Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes iShares of each Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually thereafter. iShares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the applicable Prospectus and below in the Creation and Redemption of Creation Units Aggregations section. iShares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the applicable Prospectus and, upon request, the Statement of Additional Information to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the National Association of Securities Dealers, Inc. ("NASD").

The Distribution Agreement for each Fund will provide that it may be terminated at any time, without the payment of any penalty, on at least 60-days written notice to the other party (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the relevant Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Unit Aggregations of iShares. Such Soliciting Dealers may also be Authorized Participants (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of iShares.

Index Providers. Each Fund is based upon a particular index compiled by Morningstar, Inc. The Index Providers is not affiliated with any Fund or with BGI or its affiliates. Each Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with the Index Provider. BGI has provided the sub-licenses without charge to any Fund.

--------------------------------------------------------------------------------
                                                                         Page 17

Brokerage Transactions

The policy of the Trust regarding purchases and sales of portfolio securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the Trust's policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, BGFA relies upon its experience and knowledge regarding commissions generally charged by various brokers.

In seeking to implement the Trust's policies, BGFA effects transactions with those brokers and dealers that BGFA believes provide the most favorable prices and are capable of providing efficient executions. BGFA and its affiliates do not participate in soft dollar transactions.

The Trust may execute brokerage or other agency transactions through affiliates that are registered broker-dealers, for commissions, in conformity with the 1940 Act, the Exchange Act and rules promulgated by the SEC. Under these provisions, affiliates of BGFA are permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the affiliate and the Trust expressly permitting the affiliate of BGFA to receive and retain such compensation. These rules further require that the commissions paid by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including the Independent Trustees, have adopted procedures for evaluating the reasonableness of commissions paid and will review these procedures periodically.

The Trust will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.

BGFA assumes general supervision over placing orders on behalf of the Funds for the purchase or sale of portfolio securities. If purchases or sales of portfolio securities of the Funds and one or more other investment companies or clients supervised by BGFA are considered at or about the same time, transactions in such securities are allocated among the several investment companies and clients in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Funds. The primary consideration is prompt execution of orders at the most favorable net price. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates are likely to result in comparatively greater brokerage expenses. The portfolio turnover rate for each Fund is expected to be under 50%. The overall reasonableness of brokerage commissions is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by the other institutional investors for comparable services.

Additional Information Concerning the Trust

Shares. The Trust was established as a Delaware statutory trust on December 16, 1999. The Trust currently is comprised of over 50 Funds. Each Fund issues shares of beneficial interest, with no par value. The Board may designate additional Funds. Each Fund is currently registered with the SEC as an open-end management investment company.

Each iShare issued by a Fund has a pro rata interest in the assets of that Fund. iShares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each iShare is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant Fund, and in the net distributable assets of such Fund on liquidation.

Each iShare has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. iShares of all Funds vote together as a single class except that, if the matter being voted on affects only a particular Fund, and, if a matter affects a particular Fund differently from other Funds, that Fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All iShares (regardless of the Fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit Aggregation(s) of iShares of a Fund and immediately prior to the commencement of trading in such Fund's iShares, a holder of iShares may be a "control person" of the Fund, as defined in the 1940 Act. A Fund cannot predict the length of time for which one or more shareholders may remain a control person of the Fund.

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Page 18

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Co., at 1 Freedom Valley Drive, Oaks, PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the iShares of a Fund may be subject to the reporting provisions of Section 13 of the Exchange Act and the SEC's rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a Fund and beneficial owners of 10% of the iShares of a Fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the Exchange Act and the SEC's rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the Exchange Act.

Termination of the Trust or a Fund. The Trust or a Fund may be terminated by a majority vote of the Board or the affirmative vote of a super majority of the holders of the Trust or such Fund entitled to vote on termination. Although the iShares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of iShares in a Creation Unit Aggregation. In the event of a termination of the Trust or a Fund, the Board, in its sole discretion, could determine to permit the iShares to be redeemable in aggregations smaller than Creation Unit Aggregations or to be individually redeemable. In such circumstance, the Trust may make redemptions in-kind, for cash, or for a combination of cash or securities.

DTC Acts as Securities Depository for the iShares. iShares of each Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.

DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the NYSE, the AMEX and the NASD. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

Beneficial ownership of iShares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in iShares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of iShares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the iShares of each Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding iShares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all iShares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in iShares of each Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of iShares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name", and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such iShares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

DTC may decide to discontinue providing its service with respect to iShares at any time by giving reasonable notice to the Trust and

--------------------------------------------------------------------------------
                                                                         Page 19
discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Unit Aggregations

Creation. The Trust issues and sells iShares of each Fund only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to each Fund is any day on which the national securities exchange on which the Fund is listed for trading (each a "Listing Exchange") is open for business. As of the date of the applicable Prospectus, each Listing Exchange observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Fund Deposit. The consideration for purchase of Creation Unit Aggregations of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (the "Deposit Securities"), which constitutes a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's Underlying Index and an amount of cash (the "Cash Component") computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of any Fund.

The Cash Component is sometimes also referred to as the "Balancing Amount." The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of the iShares (per Creation Unit Aggregation) and the "Deposit Amount," which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

BGFA, through the National Securities Clearing Corporation ("NSCC"), makes available on each Business Day, prior to the opening of business on the applicable Listing Exchange (currently 9:30 am, Eastern time), the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for each Fund.

Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of a given Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities required for a Fund Deposit for each Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the relevant Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the relevant Underlying Index.

In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e. a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a "cash in lieu" amount where the delivery of the Deposit Security by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of the Deposit Security to the Authorized Participant would result in the disposition of the Deposit Security by the Authorized Participant becoming restricted under the securities laws, or in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index being tracked by the relevant Fund or resulting from certain corporate actions.

Procedures for Creation of Creation Unit Aggregations. To be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of a Fund, an entity must be (i) a "Participating Party", i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with

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

the SEC; or (ii) a DTC Participant (see the Book Entry Only System section), and, in each case, must have executed an agreement with the Distributor, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below). A Participating Party and DTC Participant are collectively referred to as an "Authorized Participant". Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All iShares of a Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All orders to create iShares must be placed for one or more Creation Unit Aggregations. Each Fund is hereinafter referred to as a "Domestic Fund." All orders to create Creation Unit Aggregations, whether through the Clearing Process (through a Participating Party) or outside the Clearing Process (through a DTC Participant), must be received by the Distributor no later than the closing time of the regular trading session on the applicable Listing Exchange ("Closing Time") (ordinarily 4:00 pm, Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of iShares of the applicable Fund as next determined on such date after receipt of the order in proper form. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of a Fund have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement and only a small number of such Authorized Participants may have international capabilities.

Those placing orders for Creation Unit Aggregations of Domestic Funds through the Clearing Process should afford sufficient time to permit proper submission of the order to the Distributor prior to the Closing Time on the Transmittal Date. Orders for Creation Unit Aggregations of Domestic Funds that are effected outside the Clearing Process are likely to require transmittal by the DTC Participant earlier on the Transmittal Date than orders effected using the Clearing Process. Those persons placing orders outside the Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.

Placement of Creation Orders for Domestic Funds Using the Clearing Process. The Clearing Process is the process of creating or redeeming Creation Unit Aggregations. Fund Deposits made through the Clearing Process must be delivered through a Participating Party that has executed a Participant Agreement. The Participant Agreement authorizes the Distributor to transmit through Investors Bank to NSCC, on behalf of the Participating Party, such trade instructions as are necessary to effect the Participating Party's creation order. Pursuant to such trade instructions to NSCC, the Participating Party agrees to deliver the requisite Deposit Securities and the Cash Component to the Trust, together with such additional information as may be required by the Distributor. An order to create Creation Unit Aggregations through the Clearing Process is deemed received by the Distributor on the Transmittal Date if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed.

Placement of Creation Orders for Domestic Funds Outside the Clearing Process. Fund Deposits made outside the Clearing Process must be delivered through a DTC Participant that has executed a Participant Agreement. A DTC participant who wishes to place an order creating Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Unit Aggregations will instead be effected through a transfer of securities and cash directly through DTC. The Fund Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of the Fund by no later than 2:00 pm, Eastern time, on the third Business Day following the Transmittal Date ("Settlement Date"). In certain cases Authorized Participants will create and redeem Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by the Trust, whose determination shall be final and binding. The amount of cash equal to the Cash Component must be transferred directly to Investors Bank through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by Investors Bank no later than 2:00 pm, Eastern time, on the Settlement Date. An order to create Creation Unit Aggregations outside the Clearing Process is deemed received by the Distributor on the Transmittal Date

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                                                                         Page 21
if (i) such order is received by the Distributor not later than the Closing Time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if Investors Bank does not receive both the required Deposit Securities and the Cash Component by 2:00 pm on the Settlement Date, such order may be canceled. Upon written notice to the Distributor, such canceled order may be resubmitted the following Business Day using a Fund Deposit as newly constituted to reflect the then current NAV of the Fund. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

An additional charge of up to three (3) times the normal transaction fee (for a total charge of up to four (4) times the normal transaction fee) may be imposed with respect to transactions effected outside the Clearing Process (through a DTC participant) and in the limited circumstances in which any cash can be used in lieu of Deposit Securities to create Creation Units. This charge is subject to a limit not to exceed 10/100 of 1% (10 basis points) of the value of one Creation Unit at the time of creation.

Creation Unit Aggregations of Domestic Funds may be created in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the iShares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component, plus (ii) at least 105%, which BGFA may change from time to time, of the market value of the undelivered Deposit Securities (the "Additional Cash Deposit") with the Fund pending delivery of any missing Deposit Securities.

If an Authorized Participant determines to post an additional cash deposit as collateral for any undelivered Deposit Securities, such Authorized Participant must deposit with Investors Bank the appropriate amount of federal funds by 2:00 pm, Eastern time, on the date of requested settlement. If the Authorized Participant does not place its purchase order by the closing time or Investors Bank does not receive federal funds in the appropriate amount by such time, then the order may be deemed to be rejected and the Authorized Participant shall be liable to the Fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with Investors Bank, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 105%, which BGFA may change from time to time, of the daily marked to market value of the missing Deposit Securities. To the extent that missing Deposit Securities are not received by 2:00 pm, Eastern time, on the Settlement Date or in the event a marked-to-market payment is not made within one Business Day following notification by the Distributor that such a payment is required, the Trust may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the transmittal date plus the brokerage and related transaction costs associated with such purchases. The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by Investors Bank or purchased by the Trust and deposited into the Trust. In addition, a transaction fee, as listed below, will be charged in all cases. The delivery of Creation Unit Aggregations so created generally will occur no later than the Settlement Date.

Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor in respect of any Fund if: (i) the order is not in proper form; (ii) the investor(s), upon obtaining the iShares ordered, would own 80% or more of the currently outstanding shares of any Fund; (iii) the Deposit Securities delivered are not as disseminated through the facilities of the NSCC for that date by BGFA, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners; or (vii) in the event that circumstances outside the control of the Trust, Investors Bank, the Distributor or BGFA make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC, Investors Bank or sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit Aggregation of its rejection of the order of such person. The Trust, Investors Bank, a sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give any such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of a Fund associated with the issuance of Creation Units of iShares. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units of iShares for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. Where the Trust permits an in-kind purchaser to substitute

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

cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment. Investors will also bear the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the creation transaction fee for each of the Funds.

                                               Standard       Maximum
                                               Creation       Creation
                                              Transaction   Transaction
Name of Fund                                     Fee*           Fee*
------------                                  -----------   -----------
iShares Morningstar Large Core Index Fund          $             $
iShares Morningstar Large Growth Index Fund        $             $
iShares Morningstar Large Value Index Fund         $             $
iShares Morningstar Mid Core Index Fund            $             $
iShares Morningstar Mid Growth Index Fund          $             $
iShares Morningstar Mid Value Index Fund           $             $
iShares Morningstar Small Core Index Fund          $             $
iShares Morningstar Small Growth Index Fund        $             $
iShares Morningstar Small Value Index Fund         $             $

* If a Creation Unit is purchased outside the usual process through the NSCC or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

Redemption of iShares in Creation Units Aggregations. Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by the Fund through Investors Bank and only on a Business Day. A Fund will not redeem iShares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough iShares in the secondary market to constitute a Creation Unit Aggregation in order to have such iShares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit Aggregation.

With respect to each Fund, BGFA, (i) through the NSCC for Domestic Funds, and
(ii) through the Distributor, makes available immediately prior to the opening of business on the applicable Listing Exchange (currently 9:30 am, Eastern time) on each Business Day, the identity of the fund securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

Unless cash redemptions are available or specified for a Fund, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities -- as announced on the Business Day of the request for redemption received in proper form -- plus cash in an amount equal to the difference between the NAV of the iShares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less a redemption transaction fee as listed below. In the event that the Fund Securities have a value greater then the NAV of the iShares, a compensating cash payment equal to the difference is required to be made by or through an Authorized Participant by the redeeming shareholder.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (i) for any period during which the NYSE, is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the iShares of a Fund or determination of such Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the relevant Fund. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. The redemption transaction fees for redemptions in kind and for cash and the additional variable charge for cash redemptions (when cash redemptions are available or specified) are listed below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

The following table sets forth the redemption transaction fee for each of the Funds.

                                                 Standard      Maximum
                                                Redemption    Redemption
                                               Transaction   Transaction
Name of Fund                                       Fee*          Fee*
------------                                   -----------   -----------
iShares Morningstar Large Core Index Fund           $             $
iShares Morningstar Large Growth Index Fund         $             $
iShares Morningstar Large Value Index Fund          $             $
iShares Morningstar Mid Core Index Fund             $             $
iShares Morningstar Mid Growth Index Fund           $             $
iShares Morningstar Mid Value Index Fund            $             $
iShares Morningstar Small Core Index Fund           $             $
iShares Morningstar Small Growth Index Fund         $             $
iShares Morningstar Small Value Index Fund          $             $

* If a Creation Unit is redeemed outside the usual process through the NSCC or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

Placement of Redemption Orders for Domestic Funds Using the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds through the Clearing Process must be delivered through a Participating Party that has executed the Participant Agreement. An order to redeem Creation Unit Aggregations using the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by Investors Bank not later than the Closing Time on such Transmittal Date, and (ii) all other procedures set forth in the Participant Agreement are properly followed; such order will be effected based on the NAV of the Fund as next determined. An order to redeem Creation Unit Aggregations using the Clearing Process made in proper form but received by the Trust after the Closing Time, will be deemed received on the next Business Day immediately following the Transmittal Date and will be effected at the NAV next determined on such Business Day. The requisite Fund Securities and the Cash Redemption Amount will be transferred by the third NSCC Business Day following the date on which such request for redemption is deemed received.

Placement of Redemption Orders for Domestic Funds Outside the Clearing Process. Orders to redeem Creation Unit Aggregations of Domestic Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Participant Agreement. A DTC Participant who wishes to place an order for redemption of Creation Unit Aggregations to be effected outside the Clearing Process does not need to be a Participating Party, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Unit Aggregations will instead be effected through transfer of iShares directly through DTC. An order to redeem Creation Unit Aggregations outside the Clearing Process is deemed received by the Trust on the Transmittal Date if (i) such order is received by Investors Bank not later than the Closing Time on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of iShares of the Fund specified in such order, which delivery must be made through DTC to Investors Bank no later than 11:00 am, Eastern time, on the contracted settlement date; and (iii) all other procedures set forth in the Participant Agreement are properly followed. After the Trust has deemed an order for redemption outside the Clearing Process received, the Trust will initiate procedures to transfer the requisite Fund Securities which are expected to be delivered within three Business Days and the Cash Redemption Amount to the Authorized Participant on behalf of the redeeming Beneficial Owner by the Settlement Date. In certain cases Authorized Participants will redeem and create Creation Unit Aggregations of the same Fund on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.

Taxes

RIC Qualifications. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code. To qualify for treatment as a RIC, each Fund must annually distribute at least 90% of its net investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of each Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of each Fund's total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of each Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer or of two or more issuers that are controlled by each Fund (within the meaning of Section 851(c)(2) of the Internal Revenue Code) and that are engaged in the same or similar trades or businesses or related trades or businesses (other than U.S. Government securities or the securities of other regulated investment companies).

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

Taxation of RICs. If a Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of each Fund's current and accumulated earnings and profits. In such event, distributions to individuals should qualify as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Although each Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, each Fund will be subject to federal income taxation to the extent any such income or gains are not distributed. If each Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis in the iShares and result in a higher capital gain or lower capital loss when those iShares on which the distribution was received are sold.

Excise Tax. Each Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the twelve months ended October 31 of such year. Each Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.

Back-Up Withholding. In certain cases, a Fund will be required to withhold at the applicable withholding rate, and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service; (3) has failed to certify to a Fund that such shareholder is not subject to backup withholding; or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Section 351. The Trust on behalf of each Fund has the right to reject an order for a purchase of iShares if the purchaser (or group of purchasers) would, upon obtaining the iShares so ordered, own 80% or more of the outstanding iShares of a given Fund and if, pursuant to Section 351 of the Internal Revenue Code, that Fund would have a basis in the securities different from the market value of such securities on the date of deposit. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Qualified Dividend Income. Distributions by each Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent each Fund receives qualified dividend income on the securities it holds. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). A dividend will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the iShares on which the dividend was paid for more than 60 days during the 120-day period that begins on the date that is 60 days before the date on which the iShares become ex dividend with respect to such dividend (and each Fund also satisfies those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder), (ii) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property, or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the Internal Revenue Code. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2008. Distributions by each Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of each Fund's net capital gains will be taxable as long-term capital gains.

Corporate Dividends Received Deduction. A Fund's dividends that are paid to its corporate shareholders and are attributable to qualifying dividends it received from U.S. domestic corporations may be eligible, in the hands of such shareholders, for the corporate dividends received deduction, subject to certain holding period requirements and debt financing limitations.

Net Capital Loss Carryforwards (Unaudited). Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

Funds Holding Foreign Investments. Each Fund may be subject to foreign income taxes withheld at the source. Each Fund that is permitted to do so will elect to "pass through" to its investors the amount of foreign income taxes paid by the Fund provided that the investor held the iShares of the Fund, and the Fund held the security, on the dividend settlement date and for at least fifteen additional days immediately before and/or thereafter, with the result that each investor will (i) include in gross income, even though not actually received, the investor's pro rata share of the Fund's foreign income taxes, and (ii) either deduct (in calculating U.S. taxable income) or credit (in calculating U.S. federal income tax) the investor's pro rata share of the Fund's foreign income taxes. A foreign person who invests in a Fund that elects to "pass through" its foreign taxes may be treated as receiving additional dividend income subject to U.S. withholding tax. A foreign tax credit may not exceed the investor's U.S. federal income tax otherwise payable with respect to the

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                                                                         Page 25
investor's foreign source income. For this purpose, each shareholder must treat as foreign source gross income (i) his proportionate share of foreign taxes paid by the Fund and (ii) the portion of any dividend paid by the Fund that represents income derived from foreign sources; the Fund's gain from the sale of securities will generally be treated as U.S. source income. This foreign tax credit limitation is applied separately to separate categories of income; dividends from the Fund will be treated as "passive" or "financial services" income for this purpose. The effect of this limitation may be to prevent investors from claiming as a credit the full amount of their pro rata share of the Fund's foreign income taxes.

If any Fund owns shares in certain foreign investment entities, referred to as "passive foreign investment companies", the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional charge in the nature of interest, on a portion of any "excess distribution" from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a passive foreign investment company as a "qualified electing fund", the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund's pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually the shares of the passive foreign investment company, and, in such event, would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

Federal Tax Treatment of Complex Securities. Funds may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to a Fund and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund.

Each Fund is required, for federal income tax purposes, to mark-to-market and recognize as income for each taxable year its net unrealized gains and losses on certain futures and options contracts as of the end of the year as well as those actually realized during the year. Gain or loss from futures and options contracts on broad-based investments required to be marked-to-market will be 60% long-term and 40% short-term capital gain or loss. Application of this rule may alter the timing and character of distributions to shareholders. A Fund may be required to defer the recognition of losses on futures contracts, option contracts and swaps to the extent of any unrecognized gains on offsetting positions held by the Fund.

It is anticipated that any net gain realized from the closing out of futures or options contracts will be considered qualifying income for purposes of the 90% requirement for a Fund to qualify as a RIC.

Each Fund intends to distribute to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including unrealized gains at the end of the Fund's fiscal year) on futures or options transactions. Such distributions are combined with distributions of capital gains realized on a Fund's other investments and shareholders are advised on the nature of the distributions.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of iShares should consult their own tax advisors as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the Internal Revenue Code, regulations, judicial authority and administrative interpretations in effect on the date of this Statement of Additional Information. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Determination of NAV

The NAV of each Fund is computed by dividing the value of the net assets of such Fund (i.e., the value of its total assets less total liabilities) by the total number of iShares of such Fund outstanding, rounded to the nearest cent. Expenses and fees, including without limitation, the management, administration and distribution fees, are accrued daily and taken into account for purposes of determining NAV. The NAV of each Fund is calculated by Investors Bank and determined as of the close of regular trading on the AMEX (ordinarily 4:00 p.m., Eastern time) on each day that the AMEX is open for trading.

In computing a Fund's NAV, the Fund's securities holdings are valued as discussed below. Securities for which the primary market is a national securities or commodities exchange or a recognized foreign securities exchange or commodities exchange will be valued at last sale prices on the principal exchange on which they are traded, or in the absence of any sale on the valuation date, at latest quoted bid prices. Securities for which the primary market is Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq official closing price or, in the absence of any sale on the valuation date, at latest quoted bid prices, which will be obtained from a reputable independent pricing service. U.S. Government securities and all other securities for which current over-the-counter market quotations are readily available will be valued at latest quoted bid prices, which will be obtained from one or more reputable independent pricing

--------------------------------------------------------------------------------
Page 26
services. If quoted prices are unavailable or inaccurate, market values will be determined based on quotes obtained from brokers, dealers and/or based on averages of prices obtained from reputable independent pricing services. Money market instruments and debt securities maturing in 60 days or less will be valued at amortized cost.

Securities held under a repurchase agreement will be valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market value of the underlying securities will be determined in accordance with the above discussed valuation procedures, as appropriate, for the purpose of determining the adequacy of collateral.

Securities of investment companies, other than investment companies whose shares are traded on an exchange, will be valued at the fund's published net asset value per share.

Securities and other assets for which current market quotations are not readily available will be valued at fair value by BGI in accordance with BGI's Pricing Policy. The Trust's Board of Trustees has expressly delegated the authority to make such fair value determinations to BGI; however, the Board is responsible for the oversight of BGI and retains the authority to make any valuation decisions as the Board deems appropriate.

The approximate value of iShares of each Fund is disseminated every fifteen seconds throughout the trading day by the applicable Listing Exchange or other information providers, such as Bloomberg. This approximate value should not be viewed as a "real-time" update of the NAV of any Fund, because it may not be calculated in the same manner as the NAV, which is computed once a day. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and make no warranty as to its accuracy.

Dividends and Distributions

General Policies. Dividends from net investment income, if any, are declared and paid at least annually by each Fund. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for certain Funds. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income.

Dividends and other distributions on iShares are distributed, on a pro rata basis to Beneficial Owners of such iShares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from the Funds.

Dividend Reinvestment Service. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of Funds for reinvestment of their dividend distributions. Beneficial Owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole iShares of the same Fund purchased in the secondary market.

Financial Statements

Financial statements for the Funds are not available because, as of the date of this Statement of Additional Information, the Funds had no financial information to report.

Miscellaneous Information

Counsel. Morgan, Lewis & Bockius LLP, 1111 Pennsylvania Avenue, N.W., Washington, D.C., 20004 is counsel to the Trust.

Independent Auditors. PricewaterhouseCoopers LLP, located at 333 Market Street, San Francisco, CA 94105, serves as the independent accountants of the Trust. They audit the Funds' financial statements and may perform other services.

--------------------------------------------------------------------------------
                                                                         Page 27

Other Information

Item 23. Exhibits:


Exhibit Number     Description
--------------     -----------

(a) Agreement and Declaration of Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(b) Amended and Restated By-Laws is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(c)                Not applicable.

(d.1) Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(d.2) Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund to be filed by amendment.

(d.3) Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors as amended for iShares FTSE/Xinhua China 25 Index Fund, iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Post- Effective Amendment No. 28, filed January 14, 2004.

(d.4) Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors as amended for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund, iShares Lehman U.S. Treasury Inflation Protected Securities Fund, iShares Dow Jones Select Dividend Index Fund, and iShares S&P 1500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 27, filed November 28, 2003.

(d.5) Schedule A to the Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors amended as of December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S.

                   Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19 filed March 3, 2003.

(e.1) Distribution Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(e.2.) Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund to be filed by amendment.

(e.3) Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company as amended for iShares FTSE/Xinhua China 25 Index Fund, iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Post- Effective Amendment No. 28, filed January 14, 2004.

(e.4) Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company as amended for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund, iShares Lehman U.S. Treasury Inflation Protected Securities Fund, iShares Dow Jones Select Dividend Index and iShares S&P 1500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 27, filed November 28, 2003.

(e.5) Form of Authorized Participant Agreement is incorporated herein by reference to exhibit (e.3) of Post-Effective Amendment No. 21, filed June 27, 2003.

(e.6) Exhibit A to the Distribution Agreement between the Trust and SEI Investments Distribution Company amended as of December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19, filed March 3, 2003.

(f)                Not applicable.

(g.1) Custodian Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(g.2) Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund to be filed by amendment.

(g.3) Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua China 25 Index Fund, iShares NYSE 100 Index Fund and iShares Composite Index Fund is incorporated herein by reference to Post-Effective Amendment No. 28, filed January 14, 2004.

(g.4) Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund, iShares Lehman U.S. Treasury Inflation Protected Securities Fund, iShares Dow Jones Select Dividend Index Fund and iShares S&P 1500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 27, filed November 28, 2003.

(g.5) Appendix A to the Custodian Agreement between the Trust and Investors Bank & Trust amended as of December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19, filed March 3, 2003.

(g.6) Securities Lending Agency Agreement between Barclays Global Investors and the Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 21, filed June 27, 2003.

(g.7) Delegation Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (g.3) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.1) Administration Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to the Post-Effective Amendment No. 2, filed May 12, 2000.

(h.2) Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares

                   Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund to be filed by amendment.

(h.3) Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua China 25 Index Fund, iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Post-Effective Amendment No. 28, filed January 14, 2004.

(h.4) Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund, iShares Lehman U.S. Treasury Inflation Protected Securities Fund, iShares Dow Jones Select Dividend Index Fund, and iShares S&P 1500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 27, filed November 28, 2003.

(h.5) Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust is incorporated herein by reference to exhibit (h.2) of Post-Effective Amendment No. 2, filed May 12, 2000.

(h.6) Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund to be filed by amendment.

(h.7) Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended for iShares FTSE/Xinhua China 25 Index Fund, iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Post- Effective Amendment No. 28, filed January 14, 2004.

(h.8) Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund , iShares Lehman U.S. Treasury Inflation Protected Securities Fund, iShares Dow Jones Select Dividend Index Fund, and iShares S&P 1500 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 27, filed November 28, 2003.

(h.9)              Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for S&P Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.10)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for Dow Jones Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.11)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for Russell Funds is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(h.12) Amended Exhibit A to the Sublicense Agreement between Barclays Global Investors, N.A. and the Trust for S&P Funds for iShares S&P 100 Index Fund and iShares S&P Global 100 Index Fund is incorporated herein by reference to Post-Effective Amendment No. 6, filed October 19, 2000.

(h.13)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Post-Effective Amendment No. 10, filed June 1, 2001.

(h.14)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares Nasdaq Biotechnology Index Fund is incorporated herein by reference to Post-Effective Amendment No. 13, filed July 31, 2001.

(h.15)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares Goldman Sachs Technology Index Fund, iShares Goldman Sachs Utilities Index Fund, iShares Goldman Sachs Health Care Index Fund, iShares Goldman Sachs Natural Resources Index Fund, iShares Goldman Sachs Cyclical Industries Index Fund, iShares Goldman Sachs Consumer Industries Index Fund, iShares Goldman Sachs Financials Index Fund, iShares Goldman Sachs Hardware Index Fund, iShares Goldman Sachs Multimedia Networking Index Fund, iShares Goldman Sachs Semiconductor Index Fund, and iShares Goldman Sachs Software Index Fund - to be filed by amendment.

(h.16)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares Lehman Brothers 1-3 year Treasury Index Fund, iShares Lehman Brothers 7-10 year Treasury Index Fund, iShares Lehman Brothers 20+ year Treasury Index Fund, iShares Lehman Brothers Treasury Index Fund, iShares Lehman Brothers Government/Credit Index Fund and iShares U.S. Credit Index Fund is incorporated herein by reference to Post-Effective Amendment No. 16, filed July 31, 2002.

(h.17)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares GS $ InvesTop Corporate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 16, filed July 31, 2002.

(h.18)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares S&P ADR International Index Fund and KLD Nasdaq Social Index Fund to be filed by amendment.

(h.19)             Sublicense Agreements between Barclays Global Investors, N.A.
                   and the Trust for iShares FTSE/Xinhua HK China 25 Index Fund, iShares Dow Jones Transportation Average Index Fund, iShares Lehman U.S. Treasury Inflation Protected Securities Fund and iShares S&P 1500 Index Fund to be filed by amendment.

(h.20) Appendix A to the Administration Agreement between the Trust and Investors Bank & Trust as amended December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19, filed March 3, 2003.

(h.21) Appendix A to the Transfer Agency and Service Agreement between the Trust and Investors Bank & Trust as amended December 13, 2002 for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 19, filed March 3, 2003.

(h.22)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares CSFB Liquid U.S. Agency Bond Fund and Lehman U.S. Aggregate Bond Fund to be filed by amendment.

(h.23)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund to be filed by amendment.

(h.24)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares FTSE/Xinhua China 25 Index Fund to be filed by amendment.

(h.25)             Sublicense Agreement between Barclays Global Investors, N.A.
                   and the Trust for iShares Morningstar Large Core Index Fund, iShares Morningstar Large Growth Index Fund, iShares Morningstar Large Value Index Fund, iShares Morningstar Mid Core Index Fund, iShares Morningstar Mid Growth Index Fund, iShares Morningstar Mid Value Index Fund, iShares Morningstar Small Core Index Fund, iShares

          Morningstar Small Growth Index Fund and iShares Morningstar Small Value Index Fund to be filed by amendment.

(i) Legal Opinion and Consent of Counsel is incorporated herein by reference to Post-Effective Amendment No. 27, filed November 28, 2003.

(j)       Not applicable.

(k)       Not applicable.

(l.1) Subscription Agreement between the Trust and SEI Investments Distribution Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(l.2) Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000.

(1.3) Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

(m)       Not applicable.

(n)       Not applicable.

(o)       Not applicable.

(p.1) iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 21, filed June 27, 2003.

(p.2) Barclays Global Investors, N.A. Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 21, filed June 27, 2003.

(p.3) Code of SEI Investments Company as amended December 2001 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 50 to the Registration Statement of SEI Tax Exempt Trust (SEC Nos. 2-76940 and 811-3447) filed with the SEC on December 30, 2002.

Item 24. Persons Controlled By or Under Common Control with Registrant:

Not applicable.

Item 25. Indemnification:

     The Trust is organized as a Delaware business trust and is operated pursuant to an Agreement and Declaration of Trust, (the "Declaration of Trust"), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the "Act"), and the Investment Company Act of 1940, as amended. The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; and

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

     Insofar as indemnification for liabilities arising under the Act may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. (a)   Business and Other Connections of the Investment Adviser:

     The Trust is advised by Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI"), 45 Fremont Street, San Francisco, CA 94105. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

     The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position          Principal Business(es) During the last Two Fiscal Years
-----------------          -------------------------------------------------------
Blake Grossman             Director and Chairman of the Board of Directors of BGFA and
Chairman                   Chief Executive Officer and Director of BGI
                           45 Fremont Street, San Francisco, CA 94105

Frank Ryan                 Chief Financial Officer of BGFA and Chief Financial Officer
Officer                    and Cashier of BGI
                           45 Fremont Street, San Francisco, CA  94105

Richard Ricci              Director and Chief Operating Officer of BGFA and BGI
Director                   45 Fremont Street, San Francisco, CA  94105

Item 27. Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

     SEI Daily Income Trust                          July 15, 1982
     SEI Liquid Asset Trust                          November 29, 1982
     SEI Tax Exempt Trust                            December 3, 1982
     SEI Index Funds                                 July 10, 1985
     SEI Institutional Managed Trust                 January 22, 1987
     SEI Institutional International Trust           August 30, 1988
     The Advisors' Inner Circle Fund                 November 14, 1991
     STI Classic Funds                               May 29, 1992
     The Arbor Fund                                  January 28, 1993
     Bishop Street Funds                             January 27, 1995
     STI Classic Variable Trust                      August 18, 1995
     SEI Asset Allocation Trust                      April 1, 1996
     SEI Institutional Investments Trust             June 14, 1996
     HighMark Funds                                  February 15, 1997
     Expedition Funds                                June 9, 1997
     Oak Associates Funds                            February 27, 1998
     The Nevis Fund, Inc.                            June 29, 1998
     CNI Charter Funds                               April 1, 1999
     Amerindo Funds Inc.                             July 13, 1999
     iShares, Inc.                                   January 28, 2000
    iShares Trust                                   April 25, 2000
    Pitcairn Funds                                  August 1, 2000
    JohnsonFamily Funds, Inc.                       November 1, 2000
    The MDL Funds                                   January 24, 2001
    Causeway Capital Management Trust               September 20, 2001
    The Japan Fund, Inc.                            October 7, 2002
    TT International USA Master Trust               October 6, 2003
    TT International USA Feeder Trust               October 6, 2003

    The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                           Position and Office                              Positions and Offices
Name                       with Underwriter                                 with Registrant
----                       ----------------                                 ---------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors           --
Mark J. Held               President & Chief Operating Officer                    --
Robert M. Silvestri        Chief Financial Officer & Treasurer                    --
Richard B. Lieb            Director, Executive Vice President                     --
Carmen V. Romeo            Director                                               --
Dennis J. McGonigle        Executive Vice President                               --
Robert Aller               Vice President                                         --
John D. Anderson           Vice President & Managing Director                     --
Jeff Jacobs                Vice President                                         --
Sam King                   Vice President                                         --
John Kirk                  Vice President & Managing Director                     --
Kim Kirk                   Vice President & Managing Director                     --
Karen LaTourette           Secretary                                              --
Alan H. Lauder             Vice President                                         --
Mark Nagle                 Vice President                                         --
Carl A. Guarino            Senior Vice President                                  --
Jack May                   Senior Vice President                                  --
Kevin P. Robins            Senior Vice President                                  --
Patrick K. Walsh           Senior Vice President                                  --
Wayne M. Withrow           Senior Vice President                                  --
Timothy D. Barto           Vice President & Assistant Secretary                   --
Robert Crudup              Vice President                                         --
Richard A. Deak            Vice President & Assistant Secretary                   --
Scott W. Dellorfano        Vice President & Managing Director                     --

Barbara Doyne              Vice President                                         --
Jeff Drennen               Vice President                                         --
Scott C. Fanatico          Vice President                                         --
Michael Farrell            Vice President                                         --
Vic Galef                  Vice President                                         --
Steven A. Gardner          Vice President                                         --
Lydia A. Gavalis           Vice President & Assistant Secretary                   --
Greg Gettinger             Vice President                                         --
Kathy Heilig               Vice President                                         --
Bridget Jensen             Vice President                                         --
John Krzeminski            Vice President & Managing Director                     --
Paul Lonergan              Vice President & Managing Director                     --
Ellen Marquis              Vice President                                         --
Christine M. McCullough    Vice President & Assistant Secretary                   --
Carolyn McLaurin           Vice President                                         --
Rosanne Miller             Vice President & Assistant Secretary                   --
John C. Munch              Vice President & Assistant Secretary                   --
Joanne Nelson              Vice President                                         --
Rob Redican                Vice President                                         --
Maria Rinehart             Vice President                                         --
Steve Smith                Vice President                                         --
Daniel Spaventa            Vice President                                         --
Kathryn L. Stanton         Vice President                                         --
Sherry K. Vetterlein       Vice President & Assistant Secretary                   --
Lori L. White              Vice President & Assistant Secretary                   --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                   --

Item 28. Location of Accounts and Records:

(a) The Fund maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, the "Records") at the offices of Investors Bank & Trust, 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as advisor at 45 Fremont Street, San Francisco, CA, 94105.

(c) SEI Investments Distribution Company maintains all Records relating to its services as distributor at 1 Freedom Valley Drive, Oaks, PA 19456.

(d) IBT maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29. Management Services:

Not applicable.

Item 30.   Undertaking:

Not applicable.

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 30 to Registration Statement No. 333-92935 to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 5th day of March, 2004.

                                            By:   /s/ Lee T. Kranefuss
                                                  ------------------------------
                                                  Lee T. Kranefuss
                                                  President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 30 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

                                            By:   /s/ Lee T. Kranefuss
                                                  ------------------------------
                                                  Lee T. Kranefuss
                                                  Chairman
                                                  Date: March 5, 2004

                                                  ______________________________
                                                  John B. Carroll*
                                                  Trustee
                                                  Date: March 5, 2004

                                                  ______________________________
                                                  Richard K. Lyons*
                                                  Trustee
                                                  Date: March 5, 2004

                                                  ______________________________
                                                  Nathan Most*
                                                  Trustee
                                                  Date: March 5, 2004

                                                  ______________________________
                                                  George G. C. Parker*
                                                  Trustee
                                                  Date: March 5, 2004

                                                  ______________________________
                                                  W. Allen Reed*
                                                  Trustee
                                                  Date: March 5, 2004

                                                  /s/ Michael Latham
                                                  ------------------------------
                                                  Michael Latham
                                                  Treasurer
                                                  Date: March 5, 2004

                                           *By:   /s/ Michael Latham
                                                  ------------------------------
                                                  Michael Latham
                                                  Attorney-in-fact
                                                  Date: March 5, 2004

Power of Attorney dated February 28, 2002 is incorporated herein by reference to Post-Effective Amendment No. 15, filed March 29, 2002.

Exhibit Number             Description
--------------             -----------

None.